AB High Income Fund

Portfolio of Investments

July 31, 2019 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 31.3%
Industrial - 22.9%
Basic - 2.5%
AK Steel Corp.
7.00%, 3/15/27 (a)	U.S.$	5,486	$4,714,740
CF Industries, Inc.
4.95%, 6/01/43		2,611	2,384,329
5.375%, 3/15/44		2,873	2,731,901
Commercial Metals Co.
4.875%, 5/15/23		3,249	3,327,733
Constellium SE
5.875%, 2/15/26 (b)		1,585	1,647,850
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 2/01/26		1,285	1,322,241
Eldorado Gold Corp.
9.50%, 6/01/24 (b)		10,719	11,067,410
ERP Iron Ore, LLC
9.039%, 12/31/19 (c)(d)(e)(f)(g)(h)		1,900	1,899,638
Flex Acquisition Co., Inc.
7.875%, 7/15/26 (b)		7,949	7,169,887
Freeport-McMoRan, Inc.
5.40%, 11/14/34		2,033	1,965,376
5.45%, 3/15/43		13,355	12,386,028
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, 12/15/23 (b)		4,956	4,744,567
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (b)		12,855	13,571,795
Kraton Polymers LLC/Kraton Polymers Capital Corp.
5.25%, 5/15/26 (b)	EUR	5,940	6,741,350
Lecta SA
6.50%, 8/01/23 (b)		1,106	821,160
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (c)(f)(i)(j)	U.S.$	16,121	161
Novelis Corp.
5.875%, 9/30/26 (b)		4,196	4,364,713
OCI NV
5.00%, 4/15/23 (b)	EUR	9,800	11,401,119
6.625%, 4/15/23 (b)	U.S.$	3,880	4,041,726
Olin Corp.
5.625%, 8/01/29		4,345	4,454,763
Sealed Air Corp.
6.875%, 7/15/33 (b)		14,904	16,653,625
Smurfit Kappa Treasury Funding DAC
7.50%, 11/20/25		1,073	1,266,428
SPCM SA
4.875%, 9/15/25 (b)		3,290	3,314,363
Starfruit Finco BV/Starfruit US Holdco LLC
6.50%, 10/01/26	EUR	3,669	4,038,266
8.00%, 10/01/26 (b)	U.S.$	2,825	2,789,688

	Principal Amount (000)		U.S. $ Value
United States Steel Corp.
6.25%, 3/15/26	U.S.$	6,400	$5,839,942
6.875%, 8/15/25		4,476	4,356,406
Valvoline, Inc.
5.50%, 7/15/24		1,738	1,798,948

			140,816,153

Capital Goods - 1.7%
ARD Finance SA
6.625% (6.625% Cash or 7.375% PIK), 9/15/23 (h)	EUR	10,431	11,957,259
7.125% (7.125% Cash or 7.875% PIK), 9/15/23 (h)	U.S.$	3,166	3,264,824
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.75%, 5/15/24 (b)	EUR	8,246	9,647,358
BBA US Holdings, Inc.
5.375%, 5/01/26 (b)	U.S.$	510	533,831
Bombardier, Inc.
6.125%, 1/15/23 (b)		1,220	1,239,997
7.50%, 3/15/25 (b)		9,074	9,242,168
7.875%, 4/15/27 (b)		7,148	7,232,325
Cleaver-Brooks, Inc.
7.875%, 3/01/23 (b)		1,889	1,756,766
Colfax Corp.
6.375%, 2/15/26 (b)		1,170	1,252,747
GFL Environmental, Inc.
5.375%, 3/01/23 (b)		6,575	6,599,906
7.00%, 6/01/26 (b)		2,301	2,384,128
8.50%, 5/01/27 (b)		4,475	4,902,090
JELD-WEN, Inc.
4.625%, 12/15/25 (b)		1,036	1,018,630
4.875%, 12/15/27 (b)		1,483	1,458,875
Liberty Tire Recycling LLC
9.50%, 1/15/23 (c)(d)(j)		963	963,171
Masonite International Corp.
5.375%, 2/01/28 (b)		3,278	3,365,064
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/24 (b)		5,404	5,402,298
7.25%, 4/15/25 (b)		1,524	1,443,644
TransDigm, Inc.
6.25%, 3/15/26 (b)		685	719,137
6.50%, 7/15/24		8,885	9,123,340
Triumph Group, Inc.
7.75%, 8/15/25		7,231	7,248,788
Trivium Packaging Finance BV
3.75%, 8/15/26 (b)	EUR	132	151,270
5.50%, 8/15/26 (b)	U.S.$	750	772,409
8.50%, 8/15/27 (b)		1,386	1,463,872

			93,143,897

Communications - Media - 2.3%
Altice Financing SA
6.625%, 2/15/23 (b)		2,220	2,287,373
7.50%, 5/15/26 (b)		15,748	16,428,833

	Principal Amount (000)		U.S. $ Value
Altice Luxembourg SA
7.25%, 5/15/22 (b)	EUR	1,370	$1,551,195
7.75%, 5/15/22 (b)	U.S.$	1,552	1,583,282
10.50%, 5/15/27 (b)		11,389	11,895,765
Clear Channel Communications, Inc.
Zero Coupon, 6/15/18 (c)(d)(e)(f)(i)		10,579	0
Zero Coupon, 12/15/19 (c)(d)(e)(f)		8,736	0
CSC Holdings LLC
5.375%, 2/01/28 (b)		8,139	8,487,577
7.50%, 4/01/28 (b)		4,326	4,773,551
10.875%, 10/15/25 (b)		2,150	2,456,859
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375%, 8/15/26 (b)		3,011	3,062,557
6.625%, 8/15/27 (b)		2,404	2,458,883
DISH DBS Corp.
5.00%, 3/15/23		1,148	1,104,500
5.875%, 11/15/24 (a)		8,835	8,227,815
6.75%, 6/01/21		1,332	1,388,522
Gray Television, Inc.
5.125%, 10/15/24 (b)		5,585	5,724,720
iHeartCommunications, Inc.
6.375%, 5/01/26		758	806,603
8.375%, 5/01/27		1,375	1,450,319
Liberty Interactive LLC
3.75%, 2/15/30 (k)		2,224	1,578,780
Meredith Corp.
6.875%, 2/01/26		6,309	6,683,906
Netflix, Inc.
4.875%, 4/15/28		4,731	4,884,384
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, 2/15/25 (b)		7,526	7,468,133
6.875%, 2/15/23 (b)		3,250	3,291,723
Scripps Escrow, Inc.
5.875%, 7/15/27 (b)		3,314	3,344,429
TEGNA, Inc.
5.50%, 9/15/24 (b)		719	741,099
Univision Communications, Inc.
5.125%, 5/15/23-2/15/25 (b)		1,999	1,962,218
UPC Holding BV
5.50%, 1/15/28 (b)		8,714	8,890,981
UPCB Finance IV Ltd.
5.375%, 1/15/25 (b)		1,880	1,927,430
Virgin Media Finance PLC
5.75%, 1/15/25 (b)		2,690	2,796,532
Virgin Media Receivables Financing Notes I DAC
5.50%, 9/15/24 (b)	GBP	445	556,771
Ziggo Bond Co. BV
5.875%, 1/15/25 (b)	U.S.$	6,418	6,579,156
7.125%, 5/15/24 (b)	EUR	301	348,131

	Principal Amount (000)		U.S. $ Value
Ziggo BV
5.50%, 1/15/27 (b)	U.S.$	5,062	$5,182,222

			129,924,249

Communications - Telecommunications - 2.5%
Altice France SA/France
5.625%, 5/15/24 (b)	EUR	1,189	1,361,888
7.375%, 5/01/26 (b)	U.S.$	17,655	18,576,856
C&W Senior Financing DAC
6.875%, 9/15/27 (b)		10,681	11,168,993
CB Idearc, Inc.
Zero Coupon, 3/01/21-3/15/23 (c)(d)(e)(f)		3,951	0
CB T-Mobile USA, Inc.
6.00%, 3/01/23 (c)(d)(e)(f)		3,547	0
CenturyLink, Inc.
Series Y
7.50%, 4/01/24		3,400	3,725,659
DKT Finance ApS
7.00%, 6/17/23 (b)	EUR	3,874	4,674,485
Embarq Corp.
7.995%, 6/01/36	U.S.$	6,446	6,266,859
Frontier Communications Corp.
6.875%, 1/15/25		1,844	1,021,390
7.125%, 1/15/23		4,344	2,580,114
7.625%, 4/15/24		3,794	2,114,400
7.875%, 1/15/27		2,058	1,105,247
8.75%, 4/15/22		5,502	3,342,058
11.00%, 9/15/25		4,376	2,536,605
Intelsat Jackson Holdings SA
5.50%, 8/01/23		7,915	7,298,200
8.50%, 10/15/24 (b)		5,418	5,446,472
9.75%, 7/15/25 (b)		9,337	9,662,843
Level 3 Financing, Inc.
5.25%, 3/15/26		5,865	6,100,878
5.375%, 8/15/22		280	281,120
6.125%, 1/15/21		670	672,414
Nexstar Escrow, Inc.
5.625%, 7/15/27 (b)		3,246	3,370,539
Sable International Finance Ltd.
5.75%, 9/07/27 (b)		5,930	6,077,052
Sprint Capital Corp.
6.875%, 11/15/28		5,386	5,932,781
8.75%, 3/15/32		3,509	4,348,339
Sprint Corp.
7.625%, 2/15/25-3/01/26		3,329	3,700,046
7.875%, 9/15/23		3,072	3,417,084
T-Mobile USA, Inc.
6.00%, 3/01/23		2,547	2,595,650
Telecom Italia Capital SA
7.20%, 7/18/36		7,380	8,229,202
7.721%, 6/04/38		4,860	5,629,698
West Corp.
8.50%, 10/15/25 (b)		2,520	2,113,474
Wind Tre SpA
5.00%, 1/20/26 (b)		5,371	5,327,828

	Principal Amount (000)		U.S. $ Value
Zayo Group LLC/Zayo Capital, Inc.
6.375%, 5/15/25	U.S.$	2,500	$2,567,467

			141,245,641

Consumer Cyclical - Automotive - 1.7%
Allison Transmission, Inc.
5.875%, 6/01/29 (b)		377	400,523
American Axle & Manufacturing, Inc.
6.25%, 4/01/25		3,777	3,786,971
6.50%, 4/01/27		2,072	2,073,856
BCD Acquisition, Inc.
9.625%, 9/15/23 (b)		10,515	10,972,760
Cooper-Standard Automotive, Inc.
5.625%, 11/15/26 (b)		5,474	4,972,155
Dana Financing Luxembourg SARL
5.75%, 4/15/25 (b)		656	669,373
Exide Technologies
7.25%, 4/30/27 (c)(d)(h)(j)(k)		14,693	6,038,631
11.00% (3.00% Cash and 8.00% PIK), 10/31/24 (c)(d)(h)(j)		28,970	24,084,645
Garrett LX I SARL/Garrett Borrowing LLC
5.125%, 10/15/26 (b)	EUR	3,703	3,853,268
IHO Verwaltungs GmbH
3.625% (3.625% Cash or 4.375% PIK), 5/15/25 (b)(h)		1,336	1,490,538
3.875% (3.875% Cash or 4.625% PIK), 5/15/27 (b)(h)		1,742	1,925,040
Meritor, Inc.
6.25%, 2/15/24	U.S.$	3,393	3,494,848
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
6.25%, 5/15/26 (b)		66	68,372
8.50%, 5/15/27 (b)		15,068	15,297,787
Tenneco, Inc.
5.00%, 7/15/24 (b)	EUR	1,600	1,718,064
5.00%, 7/15/26	U.S.$	4,571	3,542,415
Titan International, Inc.
6.50%, 11/30/23		8,092	7,057,964
Truck Hero, Inc.
8.50%, 4/21/24 (b)		6,633	6,623,475

			98,070,685

Consumer Cyclical - Entertainment - 0.1%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/25		1,036	980,072
5.875%, 11/15/26		6,227	5,650,031
VOC Escrow Ltd.
5.00%, 2/15/28 (b)		883	900,991

			7,531,094

Consumer Cyclical - Other - 2.0%
Beazer Homes USA, Inc.
5.875%, 10/15/27		6,972	6,411,772
6.75%, 3/15/25		7,010	6,948,347

	Principal Amount (000)		U.S. $ Value
Caesars Entertainment Corp.
5.00%, 10/01/24 (c)(k)	U.S.$	333	$577,149
Cirsa Finance International SARL
6.25%, 12/20/23 (b)	EUR	683	814,030
Five Point Operating Co. LP/Five Point Capital Corp.
7.875%, 11/15/25 (b)	U.S.$	8,001	7,993,391
Forestar Group, Inc.
8.00%, 4/15/24 (b)		3,410	3,634,416
K. Hovnanian Enterprises, Inc.
5.00%, 11/01/21		3,247	3,026,097
10.00%, 7/15/22 (b)		2,531	2,153,813
10.50%, 7/15/24 (b)		188	150,330
KB Home
7.00%, 12/15/21		6,936	7,458,745
7.50%, 9/15/22		2,741	3,059,183
Marriott Ownership Resorts, Inc./ILG LLC
Series WI
6.50%, 9/15/26		3,912	4,195,667
Meritage Homes Corp.
7.15%, 4/15/20		2,500	2,579,915
MGM Resorts International
5.50%, 4/15/27		3,907	4,138,177
PulteGroup, Inc.
6.00%, 2/15/35		932	966,544
6.375%, 5/15/33		2,695	2,902,324
7.875%, 6/15/32		10,968	13,152,431
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (b)		6,743	6,936,376
6.125%, 4/01/25 (b)		4,677	4,836,285
Stars Group Holdings BV/Stars Group US Co-Borrower LLC
7.00%, 7/15/26 (b)		5,555	5,850,315
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875%, 5/15/25 (b)		8,781	8,702,770
Taylor Morrison Communities, Inc.
5.75%, 1/15/28 (b)		2,782	2,883,368
5.875%, 6/15/27 (b)		3,358	3,509,741
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.875%, 4/15/23 (b)		4,950	5,203,935
Twin River Worldwide Holdings, Inc.
6.75%, 6/01/27 (b)		3,793	3,957,650
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 3/01/25 (b)		1,885	1,976,130

			114,018,901

Consumer Cyclical - Restaurants - 0.1%
Golden Nugget, Inc.
6.75%, 10/15/24 (b)		4,858	5,006,898

	Principal Amount (000)		U.S. $ Value
IRB Holding Corp.
6.75%, 2/15/26 (b)	U.S.$	3,291	$3,299,030

			8,305,928

Consumer Cyclical - Retailers - 0.7%
JC Penney Corp., Inc.
6.375%, 10/15/36		1,169	277,210
7.40%, 4/01/37		3,636	828,895
L Brands, Inc.
6.875%, 11/01/35		7,125	6,353,762
Murphy Oil USA, Inc.
5.625%, 5/01/27		503	526,770
6.00%, 8/15/23		322	328,892
PetSmart, Inc.
5.875%, 6/01/25 (b)		3,315	3,282,543
7.125%, 3/15/23 (b)		3,963	3,732,199
Sonic Automotive, Inc.
5.00%, 5/15/23		2,976	2,990,913
6.125%, 3/15/27		5,939	5,930,899
Staples, Inc.
7.50%, 4/15/26 (b)		8,887	9,086,958
10.75%, 4/15/27 (b)		4,682	4,844,891
William Carter Co. (The)
5.625%, 3/15/27 (b)		1,315	1,381,489

			39,565,421

Consumer Non-Cyclical - 2.6%
Air Medical Group Holdings, Inc.
6.375%, 5/15/23 (b)		2,655	2,399,708
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC
5.75%, 3/15/25		3,596	3,674,497
6.625%, 6/15/24		6,611	6,881,205
Aveta, Inc.
10.50%, 3/01/21 (c)(d)(e)(f)		94,592	1
Bausch Health Americas, Inc.
8.50%, 1/31/27 (b)		2,617	2,885,855
Bausch Health Cos., Inc.
6.125%, 4/15/25 (b)		2,422	2,487,997
7.00%, 1/15/28 (b)		1,211	1,255,094
7.25%, 5/30/29 (b)		1,211	1,266,383
9.00%, 12/15/25 (b)		1,937	2,169,802
BCPE Cycle Merger Sub II, Inc.
10.625%, 7/15/27 (b)		3,739	3,693,010
Catalent Pharma Solutions, Inc.
4.75%, 12/15/24 (b)	EUR	2,223	2,551,645
4.875%, 1/15/26 (b)	U.S.$	3,111	3,176,664
CHS/Community Health Systems, Inc.
6.25%, 3/31/23		5,121	4,908,801
DaVita, Inc.
5.00%, 5/01/25		5,536	5,458,380
Eagle Holding Co. II LLC
7.75%, 5/15/22 (b)(h)		10,714	10,814,819

	Principal Amount (000)		U.S. $ Value
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (b)	U.S.$	2,449	$1,571,952
Envision Healthcare Corp.
8.75%, 10/15/26 (b)		13,296	9,307,200
Hadrian Merger Sub, Inc.
8.50%, 5/01/26 (b)		5,476	5,279,149
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (b)		3,736	2,123,669
MPH Acquisition Holdings LLC
7.125%, 6/01/24 (b)		7,056	6,847,827
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
6.625%, 5/15/22 (b)		2,108	2,054,006
Post Holdings, Inc.
5.50%, 3/01/25-12/15/29 (b)		6,087	6,218,096
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.
9.75%, 12/01/26 (b)		15,964	16,935,888
Spectrum Brands, Inc.
4.00%, 10/01/26 (b)	EUR	3,459	4,060,774
5.75%, 7/15/25	U.S.$	1,126	1,167,824
6.625%, 11/15/22		946	968,169
Sunshine Mid BV
6.50%, 5/15/26 (a)(b)	EUR	5,784	6,689,763
Synlab Unsecured Bondco PLC
8.25%, 7/01/23 (b)		3,869	4,474,694
Tenet Healthcare Corp.
6.25%, 2/01/27 (b)	U.S.$	5,045	5,234,525
6.75%, 6/15/23 (a)		9,171	9,422,533
7.00%, 8/01/25 (a)		766	763,732
Tonon Luxembourg SA
6.50%, 10/31/24 (c)(j)		2,058	102,909
Vizient, Inc.
6.25%, 5/15/27 (b)		1,274	1,357,247
West Street Merger Sub, Inc.
6.375%, 9/01/25 (b)		6,804	6,240,656

			144,444,474

Energy - 3.6%
Berry Petroleum Co. LLC
6.375%, 9/15/22 (c)(d)(e)(f)		16,461	0
Bruin E&P Partners LLC
8.875%, 8/01/23 (b)		4,207	3,154,257
California Resources Corp.
5.50%, 9/15/21		1,674	1,005,992
8.00%, 12/15/22 (a)(b)		6,241	4,364,200
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23		3,636	3,567,047
8.25%, 7/15/25		253	253,000

	Principal Amount (000)		U.S. $ Value
CHC Group LLC/CHC Finance Ltd.
Series AI
Zero Coupon, 10/01/20 (k)(l)	U.S.$	14,659	$4,251,056
Chesapeake Energy Corp.
4.875%, 4/15/22		4,265	3,924,389
7.00%, 10/01/24		3,931	3,243,201
Covey Park Energy LLC/Covey Park Finance Corp.
7.50%, 5/15/25 (b)		2,892	2,001,125
Denbury Resources, Inc.
7.75%, 2/15/24 (b)		4,811	3,533,352
9.25%, 3/31/22 (b)		2,603	2,293,266
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		8,521	5,360,842
5.70%, 10/15/39		3,966	2,707,279
7.875%, 8/15/25		4,441	4,201,182
EP Energy LLC/Everest Acquisition Finance, Inc.
7.75%, 9/01/22		8,958	118,129
8.00%, 2/15/25 (b)		5,019	988,422
9.375%, 5/01/24 (b)		6,995	1,465,432
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 5/15/26		3,676	3,624,584
6.75%, 8/01/22		4,356	4,429,442
Global Partners LP/GLP Finance Corp.
7.00%, 8/01/27 (b)		2,652	2,659,754
Gulfport Energy Corp.
6.00%, 10/15/24		2,096	1,609,797
6.375%, 1/15/26		5,467	4,084,259
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (b)		5,376	5,598,378
HighPoint Operating Corp.
7.00%, 10/15/22		3,857	3,590,778
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (b)		7,356	7,161,162
Indigo Natural Resources LLC
6.875%, 2/15/26 (b)		7,610	6,409,667
Ithaca Energy North Sea PLC
9.375%, 7/15/24 (b)		3,759	3,858,617
Nabors Industries, Inc.
5.50%, 1/15/23		5,552	5,201,708
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23		9,188	9,484,828
Nine Energy Service, Inc.
8.75%, 11/01/23 (b)		3,186	3,107,111
Noble Holding International Ltd.
6.20%, 8/01/40		1,090	579,651
7.75%, 1/15/24		1,270	992,607
7.95%, 4/01/25		2,289	1,676,697
Parkland Fuel Corp.
6.00%, 4/01/26 (b)		3,646	3,767,496
PDC Energy, Inc.
5.75%, 5/15/26		3,847	3,716,929
6.125%, 9/15/24		7,221	7,135,113

	Principal Amount (000)		U.S. $ Value
QEP Resources, Inc.
5.25%, 5/01/23	U.S.$	4,435	$4,045,305
Range Resources Corp.
4.875%, 5/15/25 (a)		4,810	4,057,177
5.00%, 3/15/23		1,171	1,033,691
5.875%, 7/01/22		729	683,412
Rowan Cos., Inc.
4.875%, 6/01/22		4,965	4,586,935
5.85%, 1/15/44		3,688	2,144,048
SandRidge Energy, Inc.
7.50%, 2/15/23 (c)(d)(e)(f)		1,970	0
8.125%, 10/15/22 (c)(d)(e)(f)		15,534	0
SemGroup Corp.
6.375%, 3/15/25		2,402	2,307,765
7.25%, 3/15/26		3,996	3,883,393
SemGroup Corp./Rose Rock Finance Corp.
5.625%, 11/15/23		3,214	3,097,162
SM Energy Co.
5.00%, 1/15/24		6,193	5,682,078
5.625%, 6/01/25		3,514	3,070,512
SRC Energy, Inc.
6.25%, 12/01/25		5,952	5,196,298
Sunoco LP/Sunoco Finance Corp.
5.50%, 2/15/26		6,830	7,079,589
5.875%, 3/15/28		2,917	3,031,679
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (b)		2,625	2,799,615
Transocean Poseidon Ltd.
6.875%, 2/01/27 (b)		1,918	2,048,894
Transocean, Inc.
6.80%, 3/15/38		5,337	3,868,733
7.25%, 11/01/25(b)		2,072	1,948,894
7.50%, 1/15/26 (b)		4,613	4,326,090
Valaris PLC
7.75%, 2/01/26		1,912	1,395,932
Vantage Drilling International
7.125%, 4/01/23 (c)(d)(e)(f)		8,325	0
7.50%, 11/01/19 (c)(d)(e)(f)		8,860	0
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 4/15/23 (b)		12,025	7,094,522
Whiting Petroleum Corp.
6.25%, 4/01/23		545	533,125
6.625%, 1/15/26		2,582	2,433,535
WPX Energy, Inc.
5.75%, 6/01/26		1,344	1,380,832

			202,849,965

Other Industrial - 0.1%
IAA, Inc.
5.50%, 6/15/27 (b)		1,607	1,679,403
KAR Auction Services, Inc.
5.125%, 6/01/25 (b)		1,122	1,157,139

	Principal Amount (000)		U.S. $ Value
Laureate Education, Inc.
8.25%, 5/01/25 (b)	U.S.$	3,401	$3,710,960

			6,547,502

Services - 1.0%
Aptim Corp.
7.75%, 6/15/25 (b)		8,303	6,142,817
APX Group, Inc.
7.875%, 12/01/22		5,499	5,224,523
8.75%, 12/01/20		2,950	2,814,203
Aramark Services, Inc.
5.00%, 2/01/28 (b)		696	725,622
Carlson Travel, Inc.
6.75%, 12/15/23 (b)		3,434	3,489,744
Carriage Services, Inc.
6.625%, 6/01/26 (b)		2,900	2,974,640
eDreams ODIGEO SA
5.50%, 9/01/23 (b)	EUR	3,335	3,892,338
Harsco Corp.
5.75%, 7/31/27 (b)	U.S.$	5,514	5,689,070
Monitronics International, Inc.
9.125%, 4/01/20 (c)(f)(g)(l)		6,914	351,577
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (b)		2,951	3,098,577
Refinitiv US Holdings, Inc.
8.25%, 11/15/26 (b)		5,186	5,743,552
Sabre GLBL, Inc.
5.375%, 4/15/23 (b)		2,044	2,091,116
Team Health Holdings, Inc.
6.375%, 2/01/25 (a)(b)		8,405	6,921,080
Verscend Escrow Corp.
9.75%, 8/15/26 (b)		6,843	7,296,698

			56,455,557

Technology - 1.2%
ADT Security Corp. (The)
4.875%, 7/15/32 (b)		8,000	6,980,528
Banff Merger Sub, Inc.
9.75%, 9/01/26 (b)		15,810	14,015,217
CommScope, Inc.
5.50%, 3/01/24 (b)		3,553	3,613,714
6.00%, 3/01/26 (b)		2,785	2,818,111
8.25%, 3/01/27 (b)		5,628	5,548,639
Dell, Inc.
6.50%, 4/15/38		8,157	8,523,453
Infor US, Inc.
6.50%, 5/15/22		5,356	5,441,241
IQVIA, Inc.
3.25%, 3/15/25 (b)	EUR	5,672	6,450,211
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (b)	U.S.$	5,758	6,173,353

	Principal Amount (000)		U.S. $ Value
Veritas US, Inc./Veritas Bermuda Ltd.
7.50%, 2/01/23 (b)	U.S.$	4,891	$4,733,901
10.50%, 2/01/24 (b)		5,680	5,023,080

			69,321,448

Transportation - Services - 0.8%
Algeco Global Finance PLC
8.00%, 2/15/23 (b)		10,171	10,451,445
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (b)		1,519	1,538,894
5.75%, 7/15/27 (b)		1,477	1,492,076
Herc Holdings, Inc.
5.50%, 7/15/27 (b)		4,789	4,795,527
Hertz Corp. (The)
5.50%, 10/15/24 (b)		12,237	12,021,409
Loxam SAS
3.50%, 4/15/22 (b)	EUR	1,102	1,244,312
4.25%, 4/15/24 (b)		540	622,817
XPO Logistics, Inc.
6.75%, 8/15/24 (b)	U.S.$	9,855	10,513,669

			42,680,149

			1,294,921,064

Financial Institutions - 7.7%
Banking - 4.5%
Allied Irish Banks PLC
Series E
7.375%, 12/03/20 (b)(m)	EUR	1,819	2,152,050
Ally Financial, Inc.
8.00%, 11/01/31	U.S.$	8,278	11,062,867
Banco Bilbao Vizcaya Argentaria SA
5.875%, 5/24/22-9/24/23 (b)(m)	EUR	13,800	15,849,567
8.875%, 4/14/21 (b)(m)		11,400	14,009,732
Banco de Sabadell SA
6.50%, 5/18/22 (b)(m)		5,000	5,568,957
Banco Santander SA
5.481%, 9/12/19 (b)(m)		800	886,838
6.25%, 9/11/21 (b)(m)		5,700	6,597,840
6.75%, 4/25/22 (b)(m)		8,100	9,738,912
Bank of Ireland
7.375%, 6/18/20 (b)(m)		7,475	8,655,905
Barclays PLC
7.125%, 6/15/25 (m)	GBP	317	398,928
7.25%, 3/15/23 (b)(m)		3,808	4,787,179
8.00%, 12/15/20 (m)	EUR	7,389	8,755,059
Citigroup, Inc.
5.95%, 1/30/23 (m)	U.S.$	14,778	15,482,970
Series M
6.30%, 5/15/24 (m)		7,000	7,414,274

	Principal Amount (000)		U.S. $ Value
Credit Suisse Group AG
6.25%, 12/18/24 (b)(m)	U.S.$	7,786	$8,208,920
7.50%, 7/17/23 (m)		204	216,008
7.50%, 12/11/23 (b)(m)		26,015	28,684,953
Danske Bank A/S
6.125%, 3/28/24 (b)(m)		642	636,035
Series E
5.875%, 4/06/22 (b)(m)	EUR	10,021	11,756,945
Dresdner Funding Trust I
8.151%, 6/30/31 (b)	U.S.$	816	1,109,388
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (m)		11,805	11,505,177
Series Q
5.50%, 8/10/24 (m)		1,033	1,068,743
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (m)		21,538	22,940,318
Series U
4.65% (LIBOR 3 Month + 2.32%), 9/30/27 (m)(n)		6,400	6,057,741
SNS Bank NV
Series E
11.25%, 12/31/49 (c)(e)(f)(m)	EUR	1,001	0
Societe Generale SA
7.375%, 9/13/21 (b)(m)	U.S.$	5,160	5,385,926
8.00%, 9/29/25 (a)(b)(m)		10,149	11,278,076
8.00%, 9/29/25 (b)(m)		3,513	3,908,645
Standard Chartered PLC
3.776% (LIBOR 3 Month + 1.51%), 1/30/27 (b)(m)(n)		3,500	2,944,126
7.50%, 4/02/22 (b)(m)		8,455	8,962,942
7.75%, 4/02/23 (a)(b)(m)		1,988	2,138,879
UniCredit SpA
9.25%, 6/03/22 (b)(m)	EUR	11,605	14,615,769

			252,779,669

Brokerage - 0.2%
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18 (c)(e)(f)(i)	U.S.$	1,600	22,240
Series G
4.80%, 3/13/14 (c)(e)(f)(i)		1,800	25,020
LPL Holdings, Inc.
5.75%, 9/15/25 (b)		9,023	9,382,946

			9,430,206

Finance - 1.1%
CNG Holdings, Inc.
12.50%, 6/15/24 (b)		4,791	4,719,724
Compass Group Diversified Holdings LLC
8.00%, 5/01/26 (b)		5,823	6,098,667
Curo Group Holdings Corp.
8.25%, 9/01/25 (b)		9,139	8,043,718
Enova International, Inc.
8.50%, 9/01/24-9/15/25 (b)		8,322	8,029,680

	Principal Amount (000)		U.S. $ Value
goeasy Ltd.
7.875%, 11/01/22 (b)	U.S.$	3,593	$3,757,707
ILFC E-Capital Trust II
4.34% (H15T 30 Year + 1.80%), 12/21/65 (b)(n)		1,500	1,088,953
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.25%, 6/03/26 (b)		2,593	2,630,754
Lincoln Financing SARL
3.625%, 4/01/24 (b)	EUR	1,573	1,793,399
Navient Corp.
5.50%, 1/25/23	U.S.$	6,478	6,705,455
5.875%, 3/25/21		1,484	1,541,992
6.625%, 7/26/21		1,663	1,767,466
7.25%, 1/25/22-9/25/23		4,675	5,102,036
8.00%, 3/25/20		3,251	3,351,254
SLM Corp.
5.125%, 4/05/22		3,828	3,873,982
TMX Finance LLC/TitleMax Finance Corp.
11.125%, 4/01/23 (b)		6,227	5,738,019

			64,242,806

Insurance - 0.6%
Acrisure LLC/Acrisure Finance, Inc.
7.00%, 11/15/25 (b)		1,082	992,469
10.125%, 8/01/26 (b)		4,464	4,589,934
ASR Nederland NV
4.625%, 10/19/27 (b)(m)	EUR	5,755	6,617,162
Genworth Holdings, Inc.
7.625%, 9/24/21	U.S.$	3,542	3,687,116
Polaris Intermediate Corp.
8.50% (8.50% Cash or 9.25% PIK), 12/01/22 (b)(h)		22,858	21,185,724

			37,072,405

Other Finance - 0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.625%, 7/15/26 (b)		1,699	1,775,363
9.75%, 7/15/27 (b)		11,333	11,858,874
Intrum AB
2.75%, 7/15/22 (b)	EUR	4,048	4,518,002
3.50%, 7/15/26 (b)		2,834	3,160,523
LHC3 PLC
4.125% (4.125% Cash or 4.875% PIK), 8/15/24 (b)(h)		1,336	1,527,503
NVA Holdings, Inc./United States
6.875%, 4/01/26 (b)	U.S.$	5,622	6,015,579
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 6/01/25 (b)		8,869	9,139,575

			37,995,419

	Principal Amount (000)	U.S. $ Value
REITS - 0.6%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
5.75%, 5/15/26 (b)	U.S.$ 5,326	$5,533,096
GEO Group, Inc. (The)
5.875%, 1/15/22	3,540	3,373,298
6.00%, 4/15/26	995	815,950
Iron Mountain, Inc.
5.25%, 3/15/28 (b)	10,718	10,824,237
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.75%, 2/01/27 (b)	4,437	4,787,576
Realogy Group LLC/Realogy Co-Issuer Corp.
9.375%, 4/01/27 (b)	10,358	8,956,169

		34,290,326

		435,810,831

Utility - 0.7%
Electric - 0.7%
Calpine Corp.
5.375%, 1/15/23	6,013	6,003,403
5.50%, 2/01/24	6,240	6,246,939
Southern California Edison Co.
Series E
6.25%, 2/01/22 (m)	3,300	3,382,434
Talen Energy Supply LLC
6.50%, 6/01/25	8,459	6,804,470
7.25%, 5/15/27 (b)	1,954	1,931,281
10.50%, 1/15/26 (b)	5,936	5,560,495
Texas Competitive/TCEH
11.50%, 10/01/20 (c)(d)(e)(f)	2,679	0
Vistra Operations Co. LLC
5.625%, 2/15/27 (b)	7,035	7,427,926

		37,356,948

Total Corporates - Non-Investment Grade (cost $1,842,992,494)		1,768,088,843

GOVERNMENTS - TREASURIES - 16.4%
Colombia - 0.6%
Colombian TES
Series B
7.00%, 5/04/22	COP 11,183,200	3,600,583
10.00%, 7/24/24	79,950,000	29,418,865

		33,019,448

Indonesia - 3.3%
Indonesia Treasury Bond
Series FR56
8.375%, 9/15/26	IDR 146,831,000	11,100,448

	Principal Amount (000)		U.S. $ Value
Series FR70
8.375%, 3/15/24	IDR	88,097,000	$6,633,829
Series FR77
8.125%, 5/15/24		1,672,055,000	124,953,814
Series FR78
8.25%, 5/15/29		575,430,000	43,444,875

			186,132,966

Malaysia - 0.3%
Malaysia Government Bond
Series 0315
3.659%, 10/15/20	MYR	77,463	18,870,505

Mexico - 0.6%
Mexican Bonos
Series M 20
7.50%, 6/03/27	MXN	668,811	34,967,179

Russia - 1.0%
Russian Federal Bond - OFZ
Series 6209
7.60%, 7/20/22	RUB	254,534	4,077,023
Series 6212
7.05%, 1/19/28		1,270,000	19,944,273
Series 6217
7.50%, 8/18/21		1,919,448	30,552,539

			54,573,835

United States - 10.6%
U.S. Treasury Bonds
6.125%, 11/15/27 (o)(p)(q)	U.S.$	63,500	83,700,937
8.00%, 11/15/21 (q)		6,600	7,487,906
8.75%, 8/15/20 (a)		17,860	19,071,131
U.S. Treasury Notes
2.375%, 5/15/29 (q)		449,200	463,237,500
3.125%, 11/15/28 (p)(q)		21,000	22,975,313

			596,472,787

Total Governments - Treasuries (cost $905,536,909)			924,036,720

EMERGING MARKETS - SOVEREIGNS - 10.1%
Angola - 0.4%
Angolan Government International Bond
8.25%, 5/09/28 (b)		2,200	2,349,187
9.50%, 11/12/25 (b)		16,192	18,722,000
Republic of Angola Via Northern Lights III BV
7.00%, 8/17/19 (b)		268	268,000

			21,339,187

Argentina - 0.5%
Argentine Republic Government International Bond
5.875%, 1/11/28		6,571	5,201,357
6.875%, 1/26/27-1/11/48		14,328	11,447,344
7.82%, 12/31/33	EUR	8,048	7,578,384

	Principal Amount (000)		U.S. $ Value
Series NY
3.75%, 12/31/38	U.S.$	2,920	$1,755,858

			25,982,943

Bahamas - 0.1%
Bahamas Government International Bond
6.00%, 11/21/28 (b)		5,351	5,881,083

Bahrain - 0.3%
Bahrain Government International Bond
6.75%, 9/20/29 (b)		8,215	9,139,188
7.00%, 10/12/28 (b)		7,504	8,500,625

			17,639,813

Cameroon - 0.1%
Republic of Cameroon International Bond
9.50%, 11/19/25 (b)		7,229	7,854,760

Dominican Republic - 0.8%
Dominican Republic International Bond
5.95%, 1/25/27 (b)		9,637	10,501,318
6.85%, 1/27/45 (b)		9,000	10,043,437
6.875%, 1/29/26 (b)		652	741,650
7.45%, 4/30/44 (b)		5,621	6,646,833
8.625%, 4/20/27 (b)		12,151	14,653,347

			42,586,585

Ecuador - 0.5%
Ecuador Government International Bond
8.875%, 10/23/27 (b)		17,851	18,404,381
10.50%, 3/24/20 (b)		1,220	1,263,841
10.75%, 3/28/22-1/31/29 (b)		7,439	8,265,440

			27,933,662

Egypt - 0.5%
Egypt Government International Bond
6.125%, 1/31/22 (b)		22,826	23,910,235
6.20%, 3/01/24 (b)		6,299	6,700,561

			30,610,796

El Salvador - 0.3%
El Salvador Government International Bond
5.875%, 1/30/25 (b)		2,045	2,101,237
6.375%, 1/18/27 (b)		6,513	6,722,637
7.125%, 1/20/50 (b)		1,105	1,121,575
7.375%, 12/01/19 (b)		1,495	1,509,483
7.625%, 9/21/34 (b)		872	929,498
7.65%, 6/15/35 (b)		263	285,930
7.75%, 1/24/23 (b)		3,494	3,848,860
8.625%, 2/28/29 (b)		759	887,081

			17,406,301

	Principal Amount (000)		U.S. $ Value
Gabon - 0.3%
Gabon Government International Bond
6.375%, 12/12/24 (b)	U.S.$	14,182	$14,066,373
6.95%, 6/16/25 (b)		5,600	5,601,750

			19,668,123

Ghana - 0.1%
Ghana Government International Bond
10.75%, 10/14/30 (b)		2,960	3,751,800

Honduras - 0.3%
Honduras Government International Bond
6.25%, 1/19/27 (b)		11,553	12,513,343
7.50%, 3/15/24 (b)		4,025	4,451,398
8.75%, 12/16/20 (b)		1,870	1,999,147

			18,963,888

Iraq - 0.3%
Iraq International Bond
5.80%, 1/15/28 (b)		533	529,169
6.752%, 3/09/23 (b)		13,445	13,915,575

			14,444,744

Ivory Coast - 0.5%
Ivory Coast Government International Bond
5.125%, 6/15/25 (b)	EUR	588	693,632
5.75%, 12/31/32 (b)	U.S.$	7,964	7,797,254
6.375%, 3/03/28 (b)		20,691	20,768,591
6.625%, 3/22/48 (b)	EUR	1,429	1,604,643

			30,864,120

Kenya - 0.5%
Kenya Government International Bond
6.875%, 6/24/24 (b)	U.S.$	13,375	14,378,125
7.00%, 5/22/27 (b)		4,272	4,469,580
7.25%, 2/28/28 (b)		11,786	12,316,370

			31,164,075

Lebanon - 0.3%
Lebanon Government International Bond
6.65%, 4/22/24 (b)		2,476	2,010,202
6.85%, 3/23/27 (b)		2,114	1,647,599
Series G
6.20%, 2/26/25 (b)		5,546	4,377,874
6.60%, 11/27/26 (b)		8,942	6,955,199
6.65%, 11/03/28 (b)		1,380	1,060,444

			16,051,318

	Principal Amount (000)		U.S. $ Value
Mongolia - 0.3%
Mongolia Government International Bond
5.125%, 12/05/22 (b)	U.S.$	14,564	$14,700,538
10.875%, 4/06/21 (a)(b)		2,400	2,660,250

			17,360,788

Namibia - 0.2%
Namibia International Bonds
5.25%, 10/29/25 (b)		9,000	9,177,188

Nigeria - 0.9%
Nigeria Government International Bond
6.375%, 7/12/23 (b)		4,303	4,582,695
6.50%, 11/28/27 (b)		2,246	2,301,448
6.75%, 1/28/21 (b)		3,327	3,460,080
7.625%, 11/21/25 (b)		34,017	37,855,966
7.875%, 2/16/32 (b)		2,864	3,043,000

			51,243,189

Oman - 0.5%
Oman Government International Bond
4.125%, 1/17/23 (b)		11,935	11,905,162
4.75%, 6/15/26 (b)		12,837	12,355,612
4.875%, 2/01/25(b)		1,562	1,556,531

			25,817,305

Senegal - 0.4%
Senegal Government International Bond
6.25%, 5/23/33 (b)		11,075	10,981,555
6.75%, 3/13/48 (b)		11,674	11,232,577
8.75%, 5/13/21 (b)		1,137	1,238,264

			23,452,396

Sri Lanka - 0.5%
Sri Lanka Government International Bond
5.75%, 4/18/23 (b)		8,000	8,010,000
6.125%, 6/03/25 (b)		2,800	2,765,000
6.20%, 5/11/27 (b)		4,509	4,356,821
6.85%, 3/14/24 (b)		6,762	6,991,753
7.85%, 3/14/29 (b)		4,696	4,899,562

			27,023,136

Turkey - 0.6%
Turkey Government International Bond
3.25%, 3/23/23		12,520	11,596,650
4.875%, 10/09/26		9,100	8,320,813
7.375%, 2/05/25		5,635	5,943,164
7.50%, 11/07/19		7,040	7,130,200

			32,990,827

	Principal Amount (000)		U.S. $ Value
Ukraine - 0.7%
Ukraine Government International Bond
7.75%, 9/01/22-9/01/24 (b)	U.S.$	35,588	$38,010,902

Venezuela - 0.1%
Venezuela Government International Bond
7.65%, 4/21/25 (f)(g)(j)		6,636	929,040
9.00%, 5/07/23 (f)(g)(j)		538	75,320
9.25%, 9/15/27 (e)(f)(g)		34,020	4,762,800
9.25%, 5/07/28 (f)(g)(j)		1,500	210,000

			5,977,160

Zambia - 0.1%
Zambia Government International Bond
8.50%, 4/14/24 (b)		7,993	5,754,960

Total Emerging Markets - Sovereigns (cost $563,276,561)			568,951,049

CORPORATES - INVESTMENT GRADE - 9.9%
Financial Institutions - 6.2%
Banking - 3.4%
ABN AMRO Bank NV
Series E
6.25%, 4/27/22 (b)		1,122	1,213,663
Bank of America Corp.
Series AA
6.10%, 3/17/25 (m)		7,966	8,701,979
Series B
8.05%, 6/15/27		11,735	14,757,314
Series X
6.25%, 9/05/24 (m)		521	568,212
Series Z
6.50%, 10/23/24 (m)		4,009	4,451,874
Barclays Bank PLC
6.86%, 6/15/32 (b)(m)		838	966,864
BNP Paribas SA
6.75%, 3/14/22 (b)(m)		1,253	1,312,530
7.625%, 3/30/21 (b)(m)		7,812	8,230,567
BPCE SA
5.70%, 10/22/23 (b)		241	264,095
Credit Agricole SA
6.50%, 6/23/21 (b)(m)	EUR	3,556	4,277,247
8.125%, 12/23/25 (b)(m)	U.S.$	13,944	16,151,737
DNB Bank ASA
6.50%, 3/26/22 (b)(m)		11,090	11,700,871
HSBC Holdings PLC
6.00%, 9/29/23 (b)(m)	EUR	6,704	8,490,882
Series E
4.75%, 7/04/29 (b)(m)		15,318	17,889,662
ING Groep NV
6.50%, 4/16/25 (m)	U.S.$	1,847	1,927,806
6.875%, 4/16/22 (b)(m)		1,142	1,199,968

	Principal Amount (000)		U.S. $ Value
Intesa Sanpaolo SpA
5.017%, 6/26/24 (b)	U.S.$	3,198	$3,236,917
5.71%, 1/15/26 (b)		860	883,936
JPMorgan Chase & Co.
Series FF
5.00%, 8/01/24 (m)		7,336	7,393,998
Series V
5.639% (LIBOR 3 Month + 3.32%), 10/01/19 (m)(n)		2,638	2,640,654
Lloyds Banking Group PLC
6.413%, 10/01/35 (b)(m)		3,709	3,876,706
6.657%, 5/21/37 (b)(m)		1,801	1,909,098
Nationwide Building Society
4.302%, 3/08/29 (b)		7,440	7,745,114
Nordea Bank Abp
6.625%, 3/26/26 (b)(m)		18,000	19,229,940
PNC Financial Services Group, Inc. (The)
Series R
4.85%, 6/01/23 (m)		3,888	3,927,059
Regions Bank/Birmingham AL
6.45%, 6/26/37		5,300	6,703,970
Santander Holdings USA, Inc.
4.40%, 7/13/27		8,119	8,577,220
Skandinaviska Enskilda Banken AB
5.625%, 5/13/22 (b)(m)		2,600	2,632,500
Swedbank AB
6.00%, 3/17/22 (b)(m)		5,400	5,456,824
UBS Group Funding Switzerland AG
6.875%, 3/22/21 (b)(m)		206	213,010
7.00%, 2/19/25 (b)(m)		14,430	15,876,478

			192,408,695

Insurance - 2.4%
Aegon NV
5.50%, 4/11/48		5,138	5,449,173
Allstate Corp. (The)
6.50%, 5/15/57		10,811	12,637,832
American International Group, Inc.
6.82%, 11/15/37		1,938	2,452,504
Aon Corp.
8.205%, 1/01/27		2,495	3,091,894
Assicurazioni Generali SpA
Series E
5.50%, 10/27/47 (b)	EUR	10,305	13,252,592
Caisse Nationale de Reassurance Mutuelle Agricole Groupama
6.00%, 1/23/27		9,800	13,727,417
CNP Assurances
4.50%, 6/10/47 (b)		10,500	13,802,906
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (b)	U.S.$	14,459	18,161,025
MetLife Capital Trust IV
7.875%, 12/15/37 (b)		1,765	2,257,380
MetLife, Inc.
6.40%, 12/15/36		9,700	11,221,969
10.75%, 8/01/39		3,495	5,602,087

	Principal Amount (000)		U.S. $ Value
Nationwide Mutual Insurance Co.
4.70% (LIBOR 3 Month + 2.29%), 12/15/24 (b)(n)	U.S.$	5,000	$4,975,850
9.375%, 8/15/39 (b)		4,546	7,391,955
Prudential Financial, Inc.
5.20%, 3/15/44		3,080	3,209,942
5.625%, 6/15/43		9,892	10,617,380
SCOR SE
3.00%, 6/08/46 (b)	EUR	200	245,217
Transatlantic Holdings, Inc.
8.00%, 11/30/39	U.S.$	2,836	4,070,689

			132,167,812

REITS - 0.4%
EPR Properties
5.75%, 8/15/22		3,445	3,677,717
GLP Capital LP/GLP Financing II, Inc.
5.375%, 4/15/26		4,880	5,307,917
5.75%, 6/01/28		431	481,936
MPT Operating Partnership LP/MPT Finance Corp.
4.625%, 8/01/29		2,646	2,681,657
5.50%, 5/01/24		1,696	1,745,776
Sabra Health Care LP/Sabra Capital Corp.
4.80%, 6/01/24		3,800	3,921,133
Senior Housing Properties Trust
6.75%, 12/15/21		4,500	4,789,894
Spirit Realty LP
4.45%, 9/15/26		1,180	1,233,796

			23,839,826

			348,416,333

Industrial - 3.7%
Basic - 0.4%
Anglo American Capital PLC
4.75%, 4/10/27 (b)		4,031	4,271,252
4.875%, 5/14/25 (b)		1,287	1,385,014
ArcelorMittal
6.75%, 3/01/41		4,782	5,581,656
7.00%, 10/15/39		3,241	3,853,623
Glencore Finance Canada Ltd.
6.00%, 11/15/41 (b)		1,464	1,605,389
Glencore Funding LLC
4.625%, 4/29/24 (b)		1,733	1,835,604
WestRock MWV LLC
8.20%, 1/15/30		2,940	4,004,109

			22,536,647

Capital Goods - 0.2%
Arconic, Inc.
5.90%, 2/01/27		805	885,400

	Principal Amount (000)		U.S. $ Value
General Electric Co.
Series D
5.00%, 1/21/21 (m)	U.S.$	12,108	$11,729,625
Textron Financial Corp.
4.253% (LIBOR 3 Month + 1.74%), 2/15/42 (b)(n)		125	97,884

			12,712,909

Communications - Media - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		6,755	7,301,439
5.375%, 5/01/47		2,993	3,132,462

			10,433,901

Communications - Telecommunications - 0.3%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (b)		9,260	9,744,076
5.152%, 3/20/28 (b)		9,160	9,726,985

			19,471,061

Consumer Cyclical - Automotive - 0.3%
General Motors Co.
5.20%, 4/01/45		2,490	2,431,201
6.25%, 10/02/43		852	925,123
6.75%, 4/01/46		7,041	8,050,778
ZF North America Capital, Inc.
4.75%, 4/29/25 (b)		6,470	6,661,486

			18,068,588

Consumer Cyclical - Entertainment - 0.1%
Silversea Cruise Finance Ltd.
7.25%, 2/01/25 (b)		7,400	7,932,497

Consumer Cyclical - Other - 0.8%
James Hardie International Finance DAC
4.75%, 1/15/25 (b)		2,497	2,553,744
5.00%, 1/15/28 (b)		2,181	2,187,118
Lennar Corp.
6.625%, 5/01/20		5,393	5,543,723
MDC Holdings, Inc.
5.50%, 1/15/24		4,397	4,780,225
6.00%, 1/15/43		11,963	11,785,170
Owens Corning
7.00%, 12/01/36		2,579	3,082,947
Standard Industries, Inc./NJ
4.75%, 1/15/28 (b)		79	78,186
6.00%, 10/15/25 (b)		3,709	3,894,450
Toll Brothers Finance Corp.
4.875%, 3/15/27		8,180	8,630,669

			42,536,232

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 0.3%
CVS Health Corp.
4.78%, 3/25/38	U.S.$	14,840	$15,756,444
MEDNAX, Inc.
5.25%, 12/01/23 (b)		768	767,675

			16,524,119

Energy - 0.4%
AI Candelaria Spain SLU
7.50%, 12/15/28 (b)		6,658	7,423,670
Antero Resources Corp.
5.125%, 12/01/22		1,413	1,345,922
Cenovus Energy, Inc.
6.75%, 11/15/39		373	446,077
Energy Transfer Operating LP
7.60%, 2/01/24		3,200	3,690,954
Kinder Morgan, Inc./DE
Series G
7.75%, 1/15/32		2,969	4,074,094
7.80%, 8/01/31		2,662	3,588,424
Southern Star Central Corp.
5.125%, 7/15/22 (b)		2,100	2,116,277
TransCanada PipeLines Ltd.
4.728% (LIBOR 3 Month + 2.21%), 5/15/67 (n)		2,500	2,029,718

			24,715,136

Technology - 0.7%
Dell International LLC/EMC Corp.
6.02%, 6/15/26 (b)		7,586	8,374,276
8.35%, 7/15/46 (b)		2,793	3,559,366
Micron Technology, Inc.
5.50%, 2/01/25		1,367	1,406,279
Seagate HDD Cayman
4.75%, 1/01/25		9,684	9,824,176
4.875%, 6/01/27		9,443	9,467,882
Western Digital Corp.
4.75%, 2/15/26		5,209	5,157,322

			37,789,301

Transportation - Airlines - 0.0%
Northwest Airlines Pass Through Trust
Series 2000-1, Class G
7.15%, 10/01/19 (e)		73	73,858

			212,794,249

Total Corporates - Investment Grade (cost $520,007,322)			561,210,582

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.3%
Risk Share Floating Rate - 6.6%
Bellemeade Re Ltd.
Series 2015-1A, Class M2
6.566% (LIBOR 1 Month + 4.30%), 7/25/25 (b)(n)		3	2,908

	Principal Amount (000)		U.S. $ Value
Series 2018-2A, Class M1B
3.616% (LIBOR 1 Month + 1.35%), 8/25/28 (b)(n)	U.S.$	11,207	$11,230,921
Series 2018-3A, Class M2
5.016% (LIBOR 1 Month + 2.75%), 10/25/28 (b)(n)		5,635	5,597,096
Series 2019-3A, Class M1C
4.34% (LIBOR 1 Month + 1.95%), 7/25/29 (b)(n)		8,472	8,474,768
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1B1
6.616% (LIBOR 1 Month + 4.35%), 4/25/31 (b)(n)		2,685	2,923,080
Eagle RE Ltd.
Series 2018-1, Class M2
5.266% (LIBOR 1 Month + 3.00%), 11/25/28 (b)(n)		1,084	1,088,344
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2015-DN1, Class B
13.766% (LIBOR 1 Month + 11.50%), 1/25/25 (n)		16,769	23,650,878
Series 2015-DNA2, Class B
9.816% (LIBOR 1 Month + 7.55%), 12/25/27 (n)		16,142	19,734,457
Series 2015-DNA3, Class B
11.616% (LIBOR 1 Month + 9.35%), 4/25/28 (n)		7,531	9,903,920
Series 2015-HQ2, Class B
10.216% (LIBOR 1 Month + 7.95%), 5/25/25 (n)		291	354,453
Series 2015-HQA1, Class B
11.066% (LIBOR 1 Month + 8.80%), 3/25/28 (n)		9,108	11,278,341
Series 2015-HQA2, Class B
12.766% (LIBOR 1 Month + 10.50%), 5/25/28 (n)		6,972	9,276,175
Series 2016-DNA2, Class B
12.766% (LIBOR 1 Month + 10.50%), 10/25/28 (n)		5,046	6,978,934
Series 2016-DNA3, Class B
13.516% (LIBOR 1 Month + 11.25%), 12/25/28 (n)		3,853	5,363,550
Series 2016-DNA4, Class B
10.866% (LIBOR 1 Month + 8.60%), 3/25/29 (n)		1,832	2,310,389
Series 2016-HQA1, Class B
15.016% (LIBOR 1 Month + 12.75%), 9/25/28 (n)		2,991	4,363,048
Series 2016-HQA1, Class M3
8.616% (LIBOR 1 Month + 6.35%), 9/25/28 (n)		11,066	12,639,255

	Principal Amount (000)		U.S. $ Value
Series 2016-HQA2, Class B
13.766% (LIBOR 1 Month + 11.50%), 11/25/28 (n)	U.S.$	2,951	$4,084,670
Series 2017-HQA2, Class M2
4.916% (LIBOR 1 Month + 2.65%), 12/25/29 (n)		5,270	5,403,872
Series 2018-DNA1, Class M2
4.066% (LIBOR 1 Month + 1.80%), 7/25/30 (n)		6,805	6,773,131
Federal National Mortgage Association Connecticut Avenue Securities
Series 2015-C01, Class 1M2
6.566% (LIBOR 1 Month + 4.30%), 2/25/25 (n)		7,179	7,713,118
Series 2015-C01, Class 2M2
6.816% (LIBOR 1 Month + 4.55%), 2/25/25 (n)		3,007	3,155,956
Series 2015-C02, Class 1M2
6.266% (LIBOR 1 Month + 4.00%), 5/25/25 (n)		3,554	3,776,160
Series 2015-C03, Class 1M2
7.266% (LIBOR 1 Month + 5.00%), 7/25/25 (n)		13,293	14,492,770
Series 2015-C04, Class 1M2
7.966% (LIBOR 1 Month + 5.70%), 4/25/28 (n)		9,677	10,704,967
Series 2015-C04, Class 2M2
7.816% (LIBOR 1 Month + 5.55%), 4/25/28 (n)		4,752	5,155,714
Series 2016-C01, Class 1B
14.016% (LIBOR 1 Month + 11.75%), 8/25/28 (n)		4,045	5,875,905
Series 2016-C01, Class 1M2
9.016% (LIBOR 1 Month + 6.75%), 8/25/28 (n)		10,972	12,305,889
Series 2016-C02, Class 1B
14.516% (LIBOR 1 Month + 12.25%), 9/25/28 (n)		2,889	4,199,286
Series 2016-C02, Class 1M2
8.266% (LIBOR 1 Month + 6.00%), 9/25/28 (n)		21,362	23,546,425
Series 2016-C03, Class 1B
14.016% (LIBOR 1 Month + 11.75%), 10/25/28 (n)		7,136	10,194,484
Series 2016-C03, Class 2M2
8.166% (LIBOR 1 Month + 5.90%), 10/25/28 (n)		20,089	22,036,796
Series 2016-C04, Class 1B
12.516% (LIBOR 1 Month + 10.25%), 1/25/29 (n)		10,756	14,414,077
Series 2016-C05, Class 2B
13.016% (LIBOR 1 Month + 10.75%), 1/25/29 (n)		11,290	14,673,595

	Principal Amount (000)		U.S. $ Value
Series 2016-C05, Class 2M2
6.716% (LIBOR 1 Month + 4.45%), 1/25/29 (n)	U.S.$	6,298	$6,700,660
Series 2016-C06, Class 1B
11.516% (LIBOR 1 Month + 9.25%), 4/25/29 (n)		8,518	10,968,700
Series 2016-C07, Class 2B
11.766% (LIBOR 1 Month + 9.50%), 5/25/29 (n)		10,038	12,543,069
Series 2018-C01, Class 1B1
5.816% (LIBOR 1 Month + 3.55%), 7/25/30 (n)		5,759	5,999,152
Series 2018-C01, Class 1M2
4.516% (LIBOR 1 Month + 2.25%), 7/25/30 (n)		11,003	11,117,536
Home Re Ltd.
Series 2018-1, Class M2
5.506% (LIBOR 1 Month + 3.00%), 10/25/28 (b)(n)		6,040	6,131,113
JP Morgan Madison Avenue Securities Trust
Series 2015-CH1, Class M2
7.766% (LIBOR 1 Month + 5.50%), 10/25/25 (j)(n)		7,742	8,725,567
STACR Trust
Series 2019-DNA3, Class M2
4.35% (LIBOR 1 Month + 2.05%), 7/25/49 (b)(n)		893	893,343
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
7.516% (LIBOR 1 Month + 5.25%), 11/25/25 (j)(n)		5,009	5,653,148
Series 2015-WF1, Class 2M2
7.766% (LIBOR 1 Month + 5.50%), 11/25/25 (j)(n)		3,142	3,613,019

			376,022,639

Non-Agency Fixed Rate - 0.6%
Alternative Loan Trust
Series 2006-24CB, Class A15
5.75%, 8/01/36		3,030	2,496,682
Series 2006-24CB, Class A16
5.75%, 8/01/36		579	477,349
Series 2006-26CB, Class A6
6.25%, 9/25/36		250	195,126
Series 2006-26CB, Class A8
6.25%, 9/25/36		945	737,360
Series 2006-42, Class 1A6
6.00%, 1/25/47		1,222	1,058,724
Series 2006-HY12, Class A5
3.923%, 8/25/36		4,999	5,185,721
Series 2006-J1, Class 1A10
5.50%, 2/25/36		1,320	1,189,797
Series 2006-J5, Class 1A1
6.50%, 9/25/36		1,096	935,422
Series 2007-15CB, Class A19
5.75%, 7/25/37		586	496,606

	Principal Amount (000)		U.S. $ Value
Series 2007-16CB, Class 1A7
6.00%, 8/25/37	U.S.$	671	$661,232
Bear Stearns ARM Trust
Series 2007-3, Class 1A1
4.384%, 5/25/47		772	725,691
Series 2007-4, Class 22A1
4.038%, 6/25/47		3,135	2,986,973
ChaseFlex Trust
Series 2007-1, Class 1A3
6.50%, 2/25/37		614	365,762
Citigroup Mortgage Loan Trust
Series 2007-AR4, Class 1A1A
4.533%, 3/25/37		579	575,096
CitiMortgage Alternative Loan Trust
Series 2007-A3, Class 1A4
5.75%, 3/25/37		1,118	1,082,756
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-HY4, Class 1A1
4.012%, 9/25/47		806	761,310
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		1,298	1,049,570
First Horizon Alternative Mortgage Securities Trust
Series 2006-AA3, Class A1
4.21%, 6/25/36		723	665,626
Series 2006-FA3, Class A9
6.00%, 7/25/36		1,049	814,744
Residential Accredit Loans, Inc. Trust
Series 2005-QA10, Class A31
4.804%, 9/25/35		2,293	2,049,774
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		1,800	1,726,330
Residential Asset Securitization Trust
Series 2006-A8, Class 3A4
6.00%, 8/25/36		736	598,423
Series 2007-A1, Class A8
6.00%, 3/25/37		1,014	591,560
Series 2007-A5, Class 2A3
6.00%, 5/25/37		318	271,877
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-9, Class A4
4.661%, 10/25/36		1,914	904,604
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
4.785%, 12/28/37		3,200	3,172,104

			31,776,219

Non-Agency Floating Rate - 0.1%
Alternative Loan Trust
Series 2007-7T2, Class A3
2.866% (LIBOR 1 Month + 0.60%), 4/25/37 (n)		2,668	1,122,384

	Principal Amount (000)		U.S. $ Value
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-13, Class A7
2.866% (LIBOR 1 Month + 0.60%), 8/25/37 (n)	U.S.$	504	$318,773
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
2.516% (LIBOR 1 Month + 0.25%), 4/25/37 (n)		1,304	639,771
Lehman Mortgage Trust
Series 2007-1, Class 3A1
2.516% (LIBOR 1 Month + 0.25%), 2/25/37 (n)		2,857	571,205
Series 2007-1, Class 3A2
4.984% (7.25% - LIBOR 1 Month), 2/25/37 (n)(r)		2,857	791,862
Lehman XS Trust
Series 2007-16N, Class 2A2
3.116% (LIBOR 1 Month + 0.85%), 9/25/47 (n)		743	739,521
PHH Alternative Mortgage Trust
Series 2007-1, Class 1A1
2.426% (LIBOR 1 Month + 0.16%), 2/25/37 (n)		809	679,248
Series 2007-2, Class 1A3
2.596% (LIBOR 1 Month + 0.33%), 5/25/37 (n)		798	763,036

			5,625,800

Total Collateralized Mortgage Obligations (cost $363,632,987)			413,424,658

BANK LOANS - 5.7%
Industrial - 5.6%
Basic - 0.1%
Starfruit Finco B.V. (Starfruit US Holdco LLC) (fka AkzoNobel)
5.61% (LIBOR 1 Month + 3.25%), 10/01/25 (c)(s)		2,993	2,937,648

Capital Goods - 0.7%
Apex Tool Group, LLC
5.984% (LIBOR 1 Month + 3.75%), 2/01/22 (s)		16,503	15,793,668
Brookfield WEC Holdings Inc. (fka Westinghouse Electric Company LLC)
5.734% (LIBOR 1 Month + 3.50%), 8/01/25 (s)		8,725	8,746,407
8.984% (LIBOR 1 Month + 6.75%), 8/03/26 (s)		2,009	2,029,661
BWay Holding Company
5.59% (LIBOR 3 Month + 3.25%), 4/03/24 (s)		5,180	5,092,900

	Principal Amount (000)		U.S. $ Value
Gardner Denver, Inc.
4.984% (LIBOR 1 Month + 2.75%), 7/30/24 (s)	U.S.$	3,281	$3,287,308
Panther BF Aggregator 2 L P
5.734% (LIBOR 1 Month + 3.50%), 4/30/26 (s)		2,950	2,948,171
Transdigm Inc.
4.83% (LIBOR 3 Month + 2.50%), 6/09/23 (s)		2,293	2,279,653
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.)
4.734% (LIBOR 1 Month + 2.50%), 10/23/25 (c)(s)		560	553,471

			40,731,239

Communications - Media - 0.2%
Diamond Sports Group, LLC
7/17/26 (t)		1,630	1,632,497
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.)
6.579% (LIBOR 3 Month + 4.00%), 5/01/26 (s)		3,815	3,840,239
Univision Communications Inc.
4.984% (LIBOR 1 Month + 2.75%), 3/15/24 (s)		5,500	5,378,835

			10,851,571

Communications - Telecommunications - 0.2%
Intelsat Jackson Holdings S.A.
6.625%, 1/02/24		933	942,439
6.741% (LIBOR 1 Month + 4.50%), 1/02/24 (s)		556	560,700
West Corporation
6.522% (LIBOR 3 Month + 4.00%), 10/10/24 (s)		8,368	7,803,332

			9,306,471

Consumer Cyclical - Automotive - 0.1%
Navistar, Inc.
5.83% (LIBOR 1 Month + 3.50%), 11/06/24 (c)(s)		2,689	2,694,535

Consumer Cyclical - Entertainment - 0.1%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.)
5.234% (LIBOR 1 Month + 3.00%), 4/01/24 (s)		4,832	4,830,266

Consumer Cyclical - Other - 0.3%
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC)
4.984% (LIBOR 1 Month + 2.75%), 12/23/24 (s)		10,488	10,398,209

	Principal Amount (000)		U.S. $ Value
Scientific Games International, Inc.
4.984% (LIBOR 1 Month + 2.75%), 8/14/24 (s)	U.S.$	4,898	$4,868,491
Stars Group Holdings B.V.
5.83% (LIBOR 3 Month + 3.50%), 7/10/25 (s)		1,840	1,845,203

			17,111,903

Consumer Cyclical - Restaurants - 0.1%
IRB Holding Corp. (fka Arby’s / Buffalo Wild Wings)
5.55% (LIBOR 3 Month + 3.25%), 2/05/25 (s)		5,204	5,179,379
5.556% (LIBOR 3 Month + 3.25%), 2/05/25 (s)		13	13,146
Whatabrands LLC
7/18/26 (t)		2,181	2,187,595

			7,380,120

Consumer Cyclical - Retailers - 0.2%
PetSmart, Inc.
3/11/22 (t)		2,396	2,350,683
Serta Simmons Bedding, LLC
10.314% (LIBOR 1 Month + 8.00%), 11/08/24 (s)		8,741	3,926,191
Specialty Building Products Holdings, LLC
7.984% (LIBOR 1 Month + 5.75%), 10/01/25 (c)(s)		7,455	7,492,239

			13,769,113

Consumer Non-Cyclical - 1.6%
Acadia Healthcare Company, Inc.
4.734% (LIBOR 1 Month + 2.50%), 2/16/23 (s)		2,441	2,440,997
Air Medical Group Holdings, Inc.
5.564% (LIBOR 1 Month + 3.25%), 4/28/22 (s)		13,272	12,840,499
6.484% (LIBOR 1 Month + 4.25%), 3/14/25 (s)		5,328	5,121,607
Alphabet Holding Company, Inc. (fka Nature’s Bounty)
9.984% (LIBOR 1 Month + 7.75%), 9/26/25 (s)		12,714	11,226,037
Arbor Pharmaceuticals, LLC
7.33% (LIBOR 3 Month + 5.00%), 7/05/23 (s)		6,713	6,209,768
athenahealth, Inc.
7.045% (LIBOR 3 Month + 4.50%), 2/11/26 (s)		11,155	11,179,161
BI-LO, LLC
10.338% (LIBOR 3 Month + 8.00%), 5/31/24 (s)		7,112	6,794,877

	Principal Amount (000)		U.S. $ Value
10.474% (LIBOR 3 Month + 8.00%), 5/31/24 (s)	U.S.$	6,886	$6,579,337
10.562% (LIBOR 3 Month + 8.00%), 5/31/24 (s)		7,219	6,897,258
Mallinckrodt International Finance S.A.
5.08% (LIBOR 3 Month + 2.75%), 9/24/24 (s)		5,148	4,369,957
Regionalcare Hospital Partners Holdings, Inc.
6.769% (LIBOR 1 Month + 4.50%), 11/16/25 (s)		6,744	6,781,203
U.S. Renal Care, Inc.
7.25% (LIBOR 1 Month + 5.00%), 6/26/26 (t)		8,410	8,224,307

			88,665,008

Energy - 0.5%
California Resources Corporation
12.616% (LIBOR 1 Month + 10.38%), 12/31/21 (s)		12,618	12,636,486
CITGO Petroleum Corporation
3/28/24 (c)(t)		3,138	3,140,297
Triton Solar US Acquisition Co.
8.33% (LIBOR 3 Month + 6.00%), 10/29/24 (s)		14,518	13,525,839

			29,302,622

Other Industrial - 0.1%
American Tire Distributors, Inc.
8.522% (LIBOR 3 Month + 6.00%), 9/01/23 (e)(s)		1,711	1,692,768
9.734% (LIBOR 1 Month + 7.50%), 9/02/24 (e)(s)		5,157	4,695,674
Core & Main LP
5.086% (LIBOR 2 Month + 2.75%), 8/01/24 (s)		260	259,471
5.27% (LIBOR 2 Month + 2.75%), 8/01/24 (s)		1,223	1,221,101

			7,869,014

Services - 0.8%
Allied Universal Holdco LLC (fka USAGM Holdco, LLC)
7/10/26 (u)		141	140,767
6.507% (LIBOR 3 Month + 4.25%), 7/10/26 (s)		1,419	1,421,745
Parexel International Corporation
4.984% (LIBOR 1 Month + 2.75%), 9/27/24 (t)		1,295	1,248,581
Pi Lux Finco SARL
9.484% (LIBOR 1 Month + 7.25%), 1/01/26 (c)(s)		21,800	21,255,000

	Principal Amount (000)		U.S. $ Value
Refinitiv US Holdings Inc. (fka Financial & Risk US Holdings, Inc.)
5.984% (LIBOR 1 Month + 3.75%), 10/01/25 (s)	U.S.$	9,398	$9,387,719
Team Health Holdings, Inc.
4.984% (LIBOR 1 Month + 2.75%), 2/06/24 (s)		4,957	4,329,378
Verscend Holding Corp.
6.734% (LIBOR 1 Month + 4.50%), 8/27/25 (s)		7,921	7,953,024

			45,736,214

Technology - 0.6%
Avaya Inc.
6.575% (LIBOR 1 Month + 4.25%), 12/15/24 (s)		5,735	5,511,416
Boxer Parent Company Inc. (fka BMC Software, Inc.)
6.58% (LIBOR 3 Month + 4.25%), 10/02/25 (s)		8,970	8,621,540
Solera, LLC (Solera Finance, Inc.)
4.984% (LIBOR 1 Month + 2.75%), 3/03/23 (s)		13,618	13,566,497
Veritas US Inc.
6.734% (LIBOR 1 Month + 4.50%), 1/27/23 (s)		3,062	2,871,129
6.830% (LIBOR 3 Month + 4.50%), 1/27/23 (s)		608	569,889

			31,140,471

			312,326,195

Financial Institutions - 0.1%
Finance - 0.1%
Ellie Mae, Inc.
6.525% (LIBOR 3 Month + 4.00%), 4/17/26 (s)		4,870	4,869,853
Jefferies Finance LLC
6.188% (LIBOR 1 Month + 3.75%), 6/03/26 (s)		1,704	1,699,212

			6,569,065

Total Bank Loans (cost $327,745,372)			318,895,260

EMERGING MARKETS - CORPORATE BONDS - 4.2%
Industrial - 3.5%
Basic - 0.9%
Consolidated Energy Finance SA
6.875%, 6/15/25 (b)		8,033	8,198,416
CSN Resources SA
6.50%, 7/21/20 (b)		4,089	4,183,047
7.625%, 2/13/23 (b)		4,640	4,930,088

	Principal Amount (000)		U.S. $ Value
First Quantum Minerals Ltd.
6.875%, 3/01/26 (b)	U.S.$	6,222	$5,874,775
7.00%, 2/15/21 (b)		365	370,471
7.25%, 5/15/22 (a)(b)		9,537	9,590,417
7.25%, 4/01/23 (b)		5,000	4,951,390
Vedanta Resources Finance II PLC
8.00%, 4/23/23 (b)		3,386	3,482,603
9.25%, 4/23/26 (b)		1,140	1,177,295
Vedanta Resources Ltd.
6.375%, 7/30/22 (b)		9,505	9,481,237

			52,239,739

Capital Goods - 0.1%
Indika Energy Capital III Pte Ltd.
5.875%, 11/09/24 (b)		3,003	2,922,294
Odebrecht Finance Ltd.
4.375%, 4/25/25 (b)(f)(g)		537	26,011
5.25%, 6/27/29 (b)(f)(g)		9,173	424,252
7.125%, 6/26/42 (b)(f)(g)		17,280	772,200

			4,144,757

Communications - Telecommunications - 0.3%
Comunicaciones Celulares SA Via Comcel Trust
6.875%, 2/06/24 (b)		3,473	3,592,384
Digicel Group One Ltd.
8.25%, 12/30/22 (b)		7,246	4,343,789
Digicel Group Two Ltd.
8.25%, 9/30/22 (b)		7,887	1,505,723
9.125% (7.125% Cash and 2.00% PIK), 4/01/24 (b)(h)		1,139	207,484
Digicel Ltd.
6.00%, 4/15/21 (b)		3,750	2,578,125
Millicom International Cellular SA
6.25%, 3/25/29 (b)		3,083	3,333,857
6.625%, 10/15/26 (b)		1,990	2,169,156
MTN Mauritius Investments Ltd.
6.50%, 10/13/26 (b)		1,282	1,406,995

			19,137,513

Consumer Cyclical - Other - 0.3%
Melco Resorts Finance Ltd.
5.625%, 7/17/27 (b)		3,599	3,717,605
MGM China Holdings Ltd.
5.375%, 5/15/24 (b)		1,771	1,836,748
5.875%, 5/15/26 (b)		1,895	1,989,003
Servicios Corporativos Javer SAB de CV
9.875%, 4/06/21 (b)		2,594	2,586,705
Studio City Co., Ltd.
5.875%, 11/30/19 (b)		5,102	5,146,643
Wynn Macau Ltd.
4.875%, 10/01/24 (b)		1,845	1,842,203
5.50%, 10/01/27 (b)		1,100	1,105,510

			18,224,417

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Retailers - 0.1%
K2016470219 South Africa Ltd.
3.00%, 12/31/22 (c)(h)(j)	U.S.$	5,142	$38,626
K2016470260 South Africa Ltd.
25.00%, 12/31/22 (c)(h)(j)		1,944	40,161
Prime Bloom Holdings Ltd.
7.50%, 12/19/19 (b)		4,000	3,540,000

			3,618,787

Consumer Non - Cyclical - 0.8%
BRF GmbH
4.35%, 9/29/26 (b)		1,220	1,165,379
Cosan Ltd.
5.50%, 9/20/29 (b)		2,027	2,039,713
5.95%, 9/20/24 (b)		2,144	2,266,039
MARB BondCo PLC
6.875%, 1/19/25 (b)		9,461	9,698,963
Marfrig Holdings Europe BV
8.00%, 6/08/23 (b)		4,150	4,318,594
Minerva Luxembourg SA
6.50%, 9/20/26 (b)		11,309	11,563,452
Rede D’or Finance SARL
4.95%, 1/17/28 (b)		2,562	2,561,544
Turkiye Sise ve Cam Fabrikalari AS
6.95%, 3/14/26 (b)		8,936	9,025,360
USJ Acucar e Alcool SA
10.50%, 11/09/23 (b)(h)		1,781	1,424,619
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (c)(f)(i)(j)		13,674	532,726
10.875%, 1/13/20 (f)(g)(j)		2,500	448,125
11.75%, 2/09/22 (f)(g)(j)		13,613	341,176

			45,385,690

Energy - 0.6%
Azure Power Energy Ltd.
5.50%, 11/03/22 (b)		6,780	6,856,275
Medco Oak Tree Pte Ltd.
7.375%, 5/14/26 (b)		1,100	1,108,250
Medco Platinum Road Pte Ltd.
6.75%, 1/30/25 (b)		4,208	4,197,480
Mongolian Mining Corp./Energy Resources LLC
9.25%, 4/15/24 (b)		3,890	3,807,338
Petrobras Global Finance BV
6.25%, 3/17/24		4,258	4,738,435
7.375%, 1/17/27		4,123	4,875,464
8.75%, 5/23/26		3,286	4,127,216
ReNew Power Synthetic
6.67%, 3/12/24 (b)		4,342	4,442,409

	Principal Amount (000)		U.S. $ Value
YPF SA
16.50%, 5/09/22 (j)	ARS	68,733	$947,000
16.50%, 5/09/22 (b)		61,644	849,328

			35,949,195

Other Industrial - 0.1%
KOC Holding AS
6.50%, 3/11/25 (b)	U.S.$	5,872	5,949,070

Transportation - Airlines - 0.2%
Guanay Finance Ltd.
6.00%, 12/15/20 (b)		1,691	1,720,498
Latam Finance Ltd.
7.00%, 3/01/26 (b)		6,000	6,336,630

			8,057,128

Transportation - Services - 0.1%
Rumo Luxembourg SARL
7.375%, 2/09/24 (b)		2,510	2,723,099

			195,429,395

Financial Institutions - 0.5%
Banking - 0.2%
Turkiye Vakiflar Bankasi TAO
5.50%, 10/27/21 (b)		1,517	1,475,131
5.75%, 1/30/23 (b)		4,726	4,425,191
Yapi ve Kredi Bankasi AS
5.125%, 10/22/19 (b)		895	898,076
8.25%, 10/15/24 (b)		6,646	6,812,177

			13,610,575

Finance - 0.1%
Unifin Financiera SAB de CV SOFOM ENR
7.00%, 1/15/25 (b)		4,281	4,120,463

Insurance - 0.0%
Ambac LSNI LLC
7.319% (LIBOR 3 Month + 5.00%), 2/12/23 (b)(c)(n)		94	95,167

REITS - 0.2%
China Evergrande Group
8.25%, 3/23/22 (b)		3,000	2,909,062
New Metro Global Ltd.
7.125%, 5/23/21 (b)		4,500	4,274,731
Scenery Journey Ltd.
11.00%, 11/06/20 (b)		2,700	2,784,375
Yuzhou Properties Co., Ltd.
6.00%, 10/25/23 (b)		1,890	1,773,688

			11,741,856

			29,568,061

	Principal Amount (000)		U.S. $ Value
Utility - 0.2%
Electric - 0.2%
AES El Salvador Trust II
6.75%, 3/28/23 (b)	U.S.$	1,220	$1,197,125
Cemig Geracao e Transmissao SA
9.25%, 12/05/24 (b)		1,975	2,292,975
Genneia SA
8.75%, 1/20/22 (b)		2,374	2,212,271
Light Servicos de Eletricidade SA/Light Energia SA
7.25%, 5/03/23 (b)		2,942	3,137,827
Star Energy Geothermal Wayang Windu Ltd.
6.75%, 4/24/33 (b)		2,215	2,286,880
Terraform Global Operating LLC
6.125%, 3/01/26 (j)		2,074	2,095,470

			13,222,548

Total Emerging Markets - Corporate Bonds (cost $298,338,453)			238,220,004

EMERGING MARKETS - TREASURIES - 4.1%
Argentina - 0.1%
Argentine Bonos del Tesoro
15.50%, 10/17/26	ARS	55,682	844,577
18.20%, 10/03/21		195,382	2,871,340

			3,715,917

Brazil - 3.4%
Brazil Letras do Tesouro Nacional
LTN
Zero Coupon, 10/01/19	BRL	225,536	58,518,282
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21		478,193	132,469,415

			190,987,697

Dominican Republic - 0.1%
Dominican Republic International Bond
12.00%, 1/20/22 (b)	DOP	347,740	7,235,405
15.95%, 6/04/21 (b)		52,700	1,157,222

			8,392,627

South Africa - 0.5%
Republic of South Africa Government Bond
Series
2023 7.75%, 2/28/23	ZAR	133,000	9,360,865
Series
2030 8.00%, 1/31/30		268,849	17,500,611

			26,861,476

Total Emerging Markets - Treasuries (cost $235,318,044)			229,957,717

Company	Shares	U.S. $ Value
COMMON STOCKS - 2.3%
Energy - 0.9%
Energy Equipment & Services - 0.5%
Tervita Corp. (f)	5,635,957	$28,525,680

Oil, Gas & Consumable Fuels - 0.4%
Berry Petroleum Corp.	739,657	7,248,638
CHC Group LLC (f)(l)	255,317	12,766
Golden Energy Offshore Services AS (e)(f)	3,360,247	2,314,324
Halcon Resources Corp. (f)	58,572	6,619
K201640219 (South Africa) Ltd. A Shares (c)(d)(e)(f)	64,873,855	65
K201640219 (South Africa) Ltd. B Shares (c)(d)(e)(f)	10,275,684	10
Paragon Offshore Ltd.-Class A (c)(e)(f)	62,040	12,408
Paragon Offshore Ltd.-Class B (c)(e)(f)	93,060	2,535,885
Peabody Energy Corp.	78,983	1,663,382
Roan Resources, Inc. (f)	3,238	3,886
Vantage Drilling International (c)(e)(f)	30,215	7,130,740

		20,928,723

		49,454,403

Financials - 0.7%
Consumer Finance - 0.1%
Paysafe Group Ltd. (c)(d)(e)(f)	17,342	4,467,126

Insurance - 0.6%
Mt. Logan Re Ltd. (Preference Shares) (c)(f)(l)	12,695	12,172,187
Mt. Logan Re Ltd. (Preference Shares) (Series 4) (c)(f)(l)	25,000	24,434,755

		36,606,942

		41,074,068

Consumer Discretionary - 0.2%
Auto Components - 0.1%
ATD New Holdings, Inc. (c)(e)(f)	161,762	4,771,979
Exide Corp. (c)(d)(e)	1,184,991	1,493,089
Exide Technologies (c)(d)(e)(f)	332,502	418,952

		6,684,020

Automobiles - 0.0%
Liberty Tire Recycling LLC (c)(d)(e)(f)	12,278	1,317,289

Diversified Consumer Services - 0.1%
Laureate Education, Inc.-Class A (f)	93,720	1,536,071

Hotels, Restaurants & Leisure - 0.0%
Caesars Entertainment Corp. (f)	69,118	818,357

		10,355,737

Company	Shares		U.S. $ Value
Consumer Staples - 0.2%
Food & Staples Retailing - 0.2%
Southeastern Grocers, Inc. Npv (c)(d)(e)(f)		252,989	$8,854,615

Information Technology - 0.1%
Software - 0.1%
Avaya Holdings Corp. (f)		501,231	6,034,821

Materials - 0.1%
Metals & Mining - 0.1%
BIS Industries Holdings Ltd. (c)(d)(e)(f)		5,004,988	195,195
Constellium NV - Class A (f)		468,424	5,625,772
Neenah Enterprises, Inc. (c)(d)(e)(f)		49,578	51,065

			5,872,032

Communication Services - 0.1%
Media - 0.1%
Clear Channel Outdoor Holdings, Inc. (f)		322,017	975,711
iHeartMedia, Inc.-Class A(e)(f)		163,002	2,438,510

			3,414,221

Industrials - 0.0%
Building Products - 0.0%
New Cotai LLC/New Cotai Capital Corp. (c)(d)(e)(f)		14	0

Construction & Engineering - 0.0%
Willscot Corp. (f)		109,384	1,741,393

Total Common Stocks (cost $169,762,756)			126,801,290

	Principal Amount (000)
COMMERCIAL MORTGAGE - BACKED SECURITIES - 1.4%
Non-Agency Fixed Rate CMBS - 1.2%
225 Liberty Street Trust Series 2016-225L, Class E 4.649%, 2/10/36 (b)(c)	U.S.$	5,344	5,597,613
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F 3.786%, 4/10/28 (b)(c)		1,820	1,828,425
Citigroup Commercial Mortgage Trust Series 2013-GC11, Class XA 1.393%, 4/10/46 (v)		7,204	307,880
Commercial Mortgage Trust
Series 2012-CR1, Class XA
1.861%, 5/15/45 (v)		19,065	821,152
Series 2012-CR3, Class XA
1.865%, 10/15/45 (v)		45,953	2,239,652
Series 2012-CR5, Class XA
1.532%, 12/10/45 (v)		9,292	400,241
Series 2013-LC6, Class XA
1.35%, 1/10/46 (v)		41,766	1,599,031

	Principal Amount (000)		U.S. $ Value
Series 2014-CR15, Class XA
0.945%, 2/10/47 (v)	U.S.$	8,710	$295,442
Series 2014-CR20, Class XA
1.066%, 11/10/47 (v)		48,181	2,085,568
DBUBS Mortgage Trust
Series 2011-LC2A, Class D
5.53%, 7/10/44 (b)(c)		2,500	2,598,985
GS Mortgage Securities Corp. II
Series 2013-GC10, Class XA
1.509%, 2/10/46 (v)		4,218	187,427
GS Mortgage Securities Trust
Series 2011-GC5, Class C
5.39%, 8/10/44 (b)(c)		7,937	8,228,290
Series 2013-GC13, Class D
4.083%, 7/10/46 (b)(c)		1,500	1,462,566
Series 2014-GC18, Class D
4.99%, 1/10/47 (b)(c)		2,261	2,006,778
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class D
5.132%, 6/15/45 (b)(c)		5,000	5,067,165
Series 2012-CBX, Class E
5.132%, 6/15/45 (b)(c)		6,521	6,272,223
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class C
4.666%, 11/15/48 (c)		793	839,420
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class XA
1.615%, 11/15/45 (b)(v)		26,506	1,093,886
Series 2014-C19, Class D
3.25%, 12/15/47 (b)(c)		4,130	3,871,700
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class XA
1.633%, 12/10/45 (b)(v)		3,254	138,741
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.23%, 6/15/44 (b)(c)		2,576	2,620,183
Series 2012-C6, Class D
5.582%, 4/15/45 (b)(c)		3,450	3,605,958
Series 2012-C7, Class XA
1.36%, 6/15/45 (b)(v)		6,841	201,866
Series 2012-C8, Class E
4.89%, 8/15/45 (b)(c)		6,905	7,010,768
Series 2014-C20, Class D
3.986%, 5/15/47 (b)(c)		3,701	2,915,075
Series 2014-C21, Class D
3.497%, 8/15/47 (b)(c)		4,786	4,119,908

			67,415,943

	Principal Amount (000)		U.S. $ Value
Non-Agency Floating Rate CMBS - 0.2%
CLNS Trust
Series 2017-IKPR, Class F
6.869% (LIBOR 1 Month + 4.50%), 6/11/32 (b)(c)(n)	U.S.$	7,273	$7,327,631
DBWF Mortgage Trust
Series 2018-GLKS, Class E
5.316% (LIBOR 1 Month + 3.02%), 11/19/35 (b)(c)(n)		4,707	4,754,521
Morgan Stanley Capital I Trust
Series 2019-BPR, Class E
7.075% (LIBOR 1 Month + 4.75%), 5/15/36 (b)(c)(n)		1,702	1,704,126

			13,786,278

Total Commercial Mortgage-Backed Securities (cost $78,544,686)			81,202,221

ASSET-BACKED SECURITIES - 1.0%
Other ABS - Fixed Rate - 0.8%
Consumer Loan Underlying Bond Certificate Issuer Trust I
Series 2018-7, Class PT
8.456%, 6/15/43 (b)(c)		4,531	4,480,786
Series 2019-24, Class PT
9.248%, 8/15/44 (b)(c)		3,318	3,201,096
Consumer Loan Underlying Bond Club Certificate Issuer Trust I
Series 2018-4, Class PT
8.249%, 5/15/43 (c)(j)		4,785	4,749,336
Series 2018-12, Class PT
7.223%, 6/15/43 (b)(c)		3,423	3,410,283
Consumer Loan Underlying Bond Credit Trust
Series 2018-3, Class PT
8.142%, 3/16/43 (c)(j)		1,142	1,133,798
Marlette Funding Trust
Series 2019-1A, Class C
4.42%, 4/16/29 (b)(c)		3,044	3,103,839
SoFi Consumer Loan Program LLC
Series 2016-1, Class R
Zero Coupon, 8/25/25 (c)(d)(j)		7,532	1,988,484
Series 2016-5, Class R
Zero Coupon, 9/25/28 (c)(d)(j)		73	1,168,220
Series 2017-2, Class R
Zero Coupon, 2/25/26 (c)(d)(j)		45	1,201,990
Series 2017-3, Class R
Zero Coupon, 5/25/26 (c)(d)(j)		56	2,465,120
Series 2017-5, Class R1
Zero Coupon, 9/25/26 (c)(d)(j)		80	3,481,168
SoFi Consumer Loan Program Trust
Series 2018-1, Class R1
Zero Coupon, 2/25/27 (c)(d)(j)		114	7,040,344

	Principal Amount (000)		U.S. $ Value
Taco Bell Funding LLC
Series 2016-1A, Class A23
4.97%, 5/25/46 (b)(c)	U.S.$	4,656	$4,911,343

			42,335,807

Home Equity Loans - Fixed Rate - 0.1%
CSAB Mortgage-Backed Trust
Series 2006-2, Class A6A
5.72%, 9/25/36 (c)		813	450,980
CWABS Asset-Backed Certificates Trust
Series 2005-7, Class AF5W
5.054%, 10/25/35 (c)		2,108	2,106,864
GSAA Home Equity Trust
Series 2005-12, Class AF5
5.659%, 9/25/35 (c)		1,374	1,202,743
Series 2006-10, Class AF3
5.985%, 6/25/36 (c)		1,460	658,436
Series 2006-6, Class AF4
6.121%, 3/25/36 (c)		3,645	1,772,669
Series 2006-6, Class AF5
6.241%, 3/25/36 (c)		2,949	1,434,125

			7,625,817

Autos - Fixed Rate - 0.1%
Exeter Automobile Receivables Trust
Series 2019-2A, Class E
4.68%, 5/15/26 (b)		6,065	6,176,321
Flagship Credit Auto Trust
Series 2019-1, Class E
5.06%, 6/15/26 (b)		791	818,604

			6,994,925

Home Equity Loans - Floating Rate - 0.0%
Lehman XS Trust
Series 2007-6, Class 3A5
4.681%, 5/25/37 (c)		186	183,890

Total Asset-Backed Securities (cost $76,994,622)			57,140,439

	Shares
INVESTMENT COMPANIES - 0.7%
Funds and Investment Trusts - 0.7%
iShares JP Morgan USD Emerging Markets Bond ETF (w) (cost $37,132,556)		340,000	38,651,200

	Principal Amount (000)		U.S. $ Value
QUASI-SOVEREIGNS - 0.5%
Quasi-Sovereign Bonds - 0.5%
Bahrain - 0.2%
Oil and Gas Holding Co. BSCC (The)
7.625%, 11/07/24 (b)	U.S.$	2,974	$3,324,374
8.375%, 11/07/28 (b)		7,879	9,238,236

			12,562,610

Mexico - 0.0%
Petroleos Mexicanos
6.50%, 1/23/29		1,952	1,904,542

South Africa - 0.2%
Eskom Holdings SOC Ltd.
5.75%, 1/26/21 (b)		8,695	8,729,780

United States - 0.1%
Citgo Holding, Inc.
9.25%, 8/01/24 (b)		2,595	2,700,497

Venezuela - 0.0%
Petroleos de Venezuela SA
6.00%, 11/15/26 (f)(g)(j)		5,000	700,000

Total Quasi-Sovereigns (cost $27,793,122)			26,597,429

	Shares
PREFERRED STOCKS - 0.3%
Financial Institutions - 0.2%
Banking - 0.1%
GMAC Capital Trust I
Series 2
8.303%		51,850	1,366,766
Paysafe Holdings UK Ltd.
0.00% (c)(d)(e)(f)		4,967,032	4,967,032

			6,333,798

Insurance - 0.1%
Hartford Financial Services Group, Inc. (The)
7.875%		102,401	2,931,741

REITS - 0.0%
Hersha Hospitality Trust
Series C
6.875%		64,000	1,631,360

			10,896,899

Industrial - 0.1%
Communications - Telecommunications - 0.1%
Centaur Funding Corp.
9.08% (b)		6,280	6,625,400

	Shares		U.S. $ Value
Utility - 0.0%
Electric - 0.0%
SCE Trust III
Series H
5.75%		54,000	$1,338,660

Total Preferred Stocks (cost $18,138,859)			18,860,959

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 0.3%
Colombia - 0.3%
Fideicomiso PA Concesion Ruta al Mar
6.75%, 2/15/44 (b)	COP	14,562,910	4,360,977
Fideicomiso PA Costera
6.25%, 1/15/34 (b)		7,580,000	2,409,572
Fideicomiso PA Pacifico Tres
7.00%, 1/15/35 (j)		36,247,335	12,042,194

Total Inflation-Linked Securities (cost $17,917,867)			18,812,743

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.2%
United States - 0.2%
State of California
Series 2010
7.60%, 11/01/40	U.S.$	1,200	1,966,332
7.625%, 3/01/40		1,250	1,994,775
7.95%, 3/01/36		2,235	2,307,771
State of Illinois
Series 2010
7.35%, 7/01/35		4,120	4,925,625

Total Local Governments - US Municipal Bonds (cost $8,849,377)			11,194,503

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.2%
Argentina - 0.2%
Provincia de Buenos Aires/Argentina
7.875%, 6/15/27 (b)		5,633	4,191,304
9.125%, 3/16/24 (b)		1,500	1,263,750
48.771% (BADLAR + 3.83%), 5/31/22 (n)	ARS	200,200	3,541,162
Provincia de Cordoba
7.45%, 9/01/24 (b)	U.S.$	1,992	1,600,448

Total Local Governments - Regional Bonds (cost $19,857,359)			10,596,664

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED LOAN OBLIGATIONS - 0.1%
CLO - Floating Rate - 0.1%
Dryden CLO Ltd.
Series 2018-57A, Class E
7.718% (LIBOR 3 Month + 5.20%), 5/15/31 (b)(c)(n)	U.S.$	1,741	$1,572,877
Dryden Senior Loan Fund
Series 2017-49A, Class E
8.60% (LIBOR 3 Month + 6.30%), 7/18/30 (b)(c)(n)		2,424	2,342,422
OZLM Ltd.
Series 2018-22A, Class D
7.603% (LIBOR 3 Month + 5.30%), 1/17/31 (b)(c)(n)		968	879,887

Total Collateralized Loan Obligations (cost $5,109,892)			4,795,186

WHOLE LOAN TRUSTS - 0.0%
Performing Asset - 0.0%
Sheridan Auto Loan Holdings I LLC
10.00%, 12/31/20-9/30/21 (c)(d)(e)		6,368	1,435,611
Sheridan Consumer Finance Trust
6.87%, 4/01/20 (c)(d)(e)		321	320,730

Total Whole Loan Trusts (cost $6,688,584)			1,756,341

	Shares
WARRANTS - 0.0%
Avaya Holdings Corp., expiring 12/15/22 (f)		385,763	270,034
Encore Automotive Acceptance, expiring 7/05/31 (c)(d)(e)(f)		44	0
Flexpath Capital, Inc., expiring 4/15/31 (c)(d)(e)(f)		189,795	0
iHeartMedia, Inc., expiring 5/01/39 (e)(f)		1,797	24,709
Midstates Petroleum Co., Inc., expiring 4/21/20 (e)(f)		259,925	26
SandRidge Energy, Inc., A-CW22, expiring 10/04/22 (e)(f)		302,868	1,211
SandRidge Energy, Inc., B-CW22, expiring 10/04/22 (e)(f)		130,363	71,700
Willscot Corp., expiring 11/29/22 (c)(d)(e)(f)		169,364	802,785

Total Warrants (cost $5,328,356)			1,170,465

RIGHTS - 0.0%
Rights - 0.0%
Vistra Energy Corp., expiring 12/31/49 (c)(f) (cost $0)		45,881	35,604

	Shares		U.S. $ Value
SHORT-TERM INVESTMENTS - 4.8%
Investment Companies - 3.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.31% (w)(x)(y)
(cost $210,586,352)		210,586,352	$210,586,352

	Principal Amount (000)
Time Deposits - 0.6%
Barclays, London
1.75%, 8/01/19	U.S.$	29,437	29,437,239
BBH, Grand Cayman
0.75%, 8/01/19	NZD	289	190,059
5.40%, 8/01/19	ZAR	13	921
Citibank, London
0.37%, 8/01/19	GBP	4,641	5,644,193

Total Time Deposits (cost $35,312,730)			35,272,412

Governments - Treasuries - 0.5%
Egypt - 0.4%
Egypt Treasury Bills
Series 364D
Zero Coupon, 10/15/19-10/29/19	EGP	379,575	22,063,243

Nigeria - 0.1%
Nigeria Treasury Bills
Zero Coupon, 4/09/20	NGN	1,317,255	3,362,791

Total Governments - Treasuries (cost $25,044,776)			25,426,034

Total Short-Term Investments (cost $270,943,858)			271,284,798

Total Investments - 100.8% (cost $5,799,910,036) (z)			5,691,684,675
Other assets less liabilities - (0.8)%			(47,584,666)

Net Assets - 100.0%			$5,644,100,009

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 10 Yr (CBT) Futures	935	September 2019	$119,139,453	$282,297
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	11	September 2019	1,293,102	(9,453)

				$272,844

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	USD	69,633	TWD	2,151,291	9/11/19	$(433,708)
Bank of America, NA	USD	51,105	RUB	3,326,623	8/06/19	1,132,545
Bank of America, NA	USD	28,992	RUB	1,843,283	8/06/19	(46,962)
Bank of America, NA	IDR	116,078,912	USD	8,153	8/22/19	(70,411)
Bank of America, NA	ZAR	160,495	USD	11,253	9/18/19	128,957
Barclays Bank PLC	IDR	381,745,535	USD	26,791	8/22/19	(252,257)
Barclays Bank PLC	USD	15,039	TWD	465,268	9/11/19	(72,965)
BNP Paribas SA	USD	53,895	SGD	73,208	8/22/19	(602,352)
BNP Paribas SA	USD	6,030	KRW	7,036,636	8/26/19	(103,304)
BNP Paribas SA	AUD	39,109	USD	27,021	9/05/19	242,001
BNP Paribas SA	USD	53,816	AUD	76,615	9/05/19	(1,354,693)
BNP Paribas SA	CHF	76,372	USD	78,419	9/12/19	1,323,494
BNP Paribas SA	ZAR	421,589	USD	29,177	9/18/19	(43,651)
BNP Paribas SA	CAD	75,043	USD	57,089	9/19/19	176,400
BNP Paribas SA	PLN	205,373	USD	54,129	10/11/19	1,046,552
Brown Brothers Harriman & Co.	EUR	50	USD	57	10/10/19	1,009
Brown Brothers Harriman & Co.	USD	4,066	EUR	3,596	10/10/19	(61,761)
Citibank, NA	IDR	95,402,294	USD	6,586	8/22/19	(172,127)
Citibank, NA	USD	12,002	IDR	176,746,325	8/22/19	519,399
Citibank, NA	USD	26,431	KRW	30,698,030	8/26/19	(576,599)
Citibank, NA	AUD	41,199	USD	28,602	9/05/19	392,251
Citibank, NA	USD	16,704	TWD	515,649	9/11/19	(117,311)
Citibank, NA	CAD	36,153	USD	27,626	9/19/19	207,087
Citibank, NA	NOK	21,761	USD	2,564	9/20/19	103,423
Citibank, NA	EUR	385,045	USD	435,086	10/10/19	6,396,497
Citibank, NA	USD	435	INR	30,191	10/24/19	(2,707)
Credit Suisse International	MXN	1,398,231	USD	70,050	8/29/19	(2,564,454)
Credit Suisse International	COP	174,689,855	USD	54,236	9/12/19	1,131,488
Deutsche Bank AG	IDR	88,389,308	USD	6,049	8/22/19	(212,511)
Goldman Sachs Bank USA	IDR	49,947,729	USD	3,368	8/22/19	(170,790)
Goldman Sachs Bank USA	BRL	465,536	USD	122,526	10/10/19	1,217,708
Goldman Sachs Bank USA	USD	58,153	BRL	234,309	10/10/19	2,902,761
Goldman Sachs Bank USA	ILS	202,841	USD	57,420	10/16/19	(614,497)
Goldman Sachs Bank USA	USD	36,898	INR	2,560,872	10/24/19	(230,227)
HSBC Bank USA	KRW	16,281,505	USD	13,802	8/26/19	89,638
HSBC Bank USA	USD	18,993	TWD	588,027	9/11/19	(77,805)
HSBC Bank USA	USD	18,549	INR	1,287,879	10/24/19	(108,273)
JPMorgan Chase Bank, NA	IDR	82,677,349	USD	5,638	8/22/19	(219,227)
JPMorgan Chase Bank, NA	SGD	37,724	USD	27,877	8/22/19	415,399
JPMorgan Chase Bank, NA	USD	79,922	KRW	92,485,560	8/26/19	(2,028,832)
JPMorgan Chase Bank, NA	GBP	9,014	USD	11,509	8/28/19	532,169
JPMorgan Chase Bank, NA	USD	18,759	MXN	363,670	8/29/19	126,897
Morgan Stanley Capital Services LLC	BRL	252,510	USD	67,069	8/02/19	904,194
Morgan Stanley Capital Services LLC	USD	65,862	BRL	252,510	8/02/19	303,339
Morgan Stanley Capital Services LLC	RUB	3,649,320	USD	55,165	8/06/19	(2,139,366)
Morgan Stanley Capital Services LLC	KRW	12,282,539	USD	10,405	8/26/19	60,433
Morgan Stanley Capital Services LLC	USD	31,203	AUD	44,267	9/05/19	(891,909)
Morgan Stanley Capital Services LLC	USD	18,023	TWD	556,024	9/11/19	(137,356)
Morgan Stanley Capital Services LLC	CHF	90,682	USD	92,336	9/12/19	796,240
Morgan Stanley Capital Services LLC	USD	19,646	ZAR	283,609	9/18/19	10,428
Morgan Stanley Capital Services LLC	USD	2,944	EUR	2,597	10/10/19	(52,266)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	USD	82,326	PLN	312,548	10/11/19	$(1,541,705)
Royal Bank of Scotland PLC	BRL	638,027	USD	166,359	8/02/19	(823,870)
Royal Bank of Scotland PLC	USD	169,467	BRL	638,027	8/02/19	(2,284,665)
Royal Bank of Scotland PLC	USD	18,161	MXN	365,224	8/29/19	806,133
Royal Bank of Scotland PLC	USD	28,812	AUD	41,197	9/05/19	(602,465)
Royal Bank of Scotland PLC	USD	6,336	EUR	5,669	10/10/19	(25,085)
Societe Generale	USD	57,861	CHF	56,941	9/12/19	(380,179)
Standard Chartered Bank	BRL	201,554	USD	53,535	8/02/19	721,730
Standard Chartered Bank	USD	53,194	BRL	201,554	8/02/19	(380,939)
Standard Chartered Bank	IDR	2,456,845,157	USD	168,883	8/22/19	(5,162,897)
Standard Chartered Bank	SGD	150,028	USD	110,074	8/22/19	859,784
Standard Chartered Bank	USD	27,822	IDR	406,372,362	8/22/19	966,038
Standard Chartered Bank	KRW	35,063,236	USD	29,671	8/26/19	140,057
Standard Chartered Bank	TWD	5,348,659	USD	170,473	9/11/19	(1,574,405)
Standard Chartered Bank	USD	61,528	TWD	1,924,594	9/11/19	379,224
Standard Chartered Bank	USD	22,382	TWD	690,881	9/11/19	(158,388)
UBS AG	BRL	183,963	USD	48,863	8/02/19	658,741
UBS AG	USD	48,829	BRL	183,963	8/02/19	(625,020)
UBS AG	BRL	183,963	USD	48,704	9/04/19	613,794
UBS AG	USD	35,194	TWD	1,087,722	9/11/19	(205,641)

						$(1,817,770)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	(5.00)%	Quarterly	2.30%	USD	82,914	$(6,560,831)	$(4,110,963)	$(2,449,868)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	2.53	USD	80,991	(6,741,462)	(4,220,742)	(2,520,720)
iTraxx Europe Crossover Series 27, 5 Year Index, 6/20/22*	(5.00)	Quarterly	2.07	EUR	78,460	(7,639,537)	(7,530,659)	(108,878)
Republic of Turkey, 11.875%, 1/15/30, 6/20/24*	(1.00)	Quarterly	3.57	USD	18,680	2,034,885	2,043,036	(8,151)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Brazilian Government International Bond, 4.250%, 1/07/25, 6/20/24*	1.00%	Quarterly	1.26%	USD	21,225	$(229,036)	$(649,343)	$420,307
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	5.00	Quarterly	2.30	USD	82,914	6,560,831	4,458,499	2,102,332
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	5.00	Quarterly	2.53	USD	80,991	6,741,462	4,297,044	2,444,418
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	5.00	Quarterly	3.17	USD	445,075	37,116,165	33,544,902	3,571,263
iTraxx Europe Crossover Series 27, 5 Year Index, 6/20/22*	5.00	Quarterly	2.07	EUR	78,461	7,639,631	7,760,067	(120,436)
iTraxx Europe Crossover Series 31, 5 Year Index, 6/20/24*	5.00	Quarterly	2.53	EUR	102,791	13,379,916	11,618,450	1,761,466
Republic of Turkey, 11.875%, 1/15/30, 6/20/24*	1.00	Quarterly	3.57	USD	46,314	(5,045,159)	(4,722,082)	(323,077)
South Africa Government International Bond, 5.500%, 3/09/20, 6/20/24*	1.00	Quarterly	1.73	USD	21,410	(687,424)	(840,902)	153,478

						$46,569,441	$41,647,307	$4,922,134

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citibank, NA CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.49%	USD	3,714	$(346,950)	$(482,552)	$135,602

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31,0 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.49%	USD	6,122	$(571,897)	$(779,616)	$207,719
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	8,746	(817,022)	(1,109,583)	292,561
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	15,706	(1,467,202)	(2,010,439)	543,237
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	40,000	(3,736,667)	(4,791,667)	1,055,000
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	12.79	USD	15,000	(2,872,917)	(1,700,807)	(1,172,110)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	12.79	USD	15,000	(2,877,083)	(1,772,043)	(1,105,040)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	12.79	USD	14,000	(2,681,389)	(1,851,566)	(829,823)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	12.79	USD	2,735	(524,968)	(398,098)	(126,870)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	12.79	USD	1,368	(262,770)	(199,318)	(63,452)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	12.79	USD	1,368	(262,010)	(204,367)	(57,643)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	12.79	USD	547	(104,766)	(81,717)	(23,049)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	247	(23,074)	(31,123)	8,049
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	7,560	(706,230)	(946,392)	240,162
International Game Technology, 4.750%, 2/15/23, 6/20/22*	5.00	Quarterly	0.80	EUR	1,640	232,830	107,621	125,209
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	2,395	(224,132)	(283,311)	59,179
Goldman Sachs International

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Avis Budget Car Rental LLC, 5.250%, 3/15/25, 12/20/23*	5.00%	Quarterly	1.73%	USD	2,880	$395,158	$254,712	$140,446
Avis Budget Car Rental LLC, 5.250%, 3/15/25, 12/20/23*	5.00	Quarterly	1.73	USD	2,600	356,741	146,932	209,809
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	12.79	USD	113,618	(21,761,044)	(26,618,123)	4,857,079
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	1,433	(133,866)	(185,431)	51,565
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	27,329	(2,552,984)	(3,984,565)	1,431,581
United States Steel Corp., 6.650%, 6/01/37, 12/20/21*	5.00	Quarterly	1.68	USD	4,590	354,793	(177,067)	531,860
JPMorgan Chase Bank, NA
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	6,340	(592,262)	(816,231)	223,969

						$(41,179,711)	$(47,914,751)	$6,735,040

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International iBoxx EUR Liquid High Yield Index	EURIBOR	Quarterly	EUR	26,625	9/20/19	$504,854

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate	Maturity	U.S. $ Value at July 31, 2019
Barclays Capital, Inc.†	1,680	USD	(0.50)%*	—	$1,679,790
Barclays Capital, Inc.†	106	USD	1.25%	—	106,291
Barclays Capital, Inc.†	530	USD	1.25%	—	531,307
Barclays Capital, Inc.†	2,058	USD	1.50%	—	2,059,286
Barclays Capital, Inc.†	2,433	USD	1.75%	—	2,436,458
Barclays Capital, Inc.†	8,188	USD	1.75%	—	8,191,624
Barclays Capital, Inc.†	794	USD	2.00%	—	794,164
Credit Suisse Securities (USA) LLC†	2,913	EUR	(1.25)%*	—	3,220,283

Broker	Principal Amount (000)	Currency	Interest Rate	Maturity	U.S. $ Value at July 31, 2019
HSBC Securities (USA) Inc.†	18,129	USD	0.00%	—	$18,238,907
JPMorgan Chase Bank, NA†	1,888	USD	0.00%	—	1,887,925
RBC Capital Markets†	1,344	USD	(0.25)%*	—	1,339,807
RBC Capital Markets†	1,730	USD	(0.25)%*	—	1,724,872
RBC Capital Markets†	4,027	USD	1.80%	—	4,050,160
RBC Capital Markets†	2,110	USD	2.15%	—	2,124,996
RBC Capital Markets†	3,247	USD	2.30%	—	3,271,525

					$51,657,395

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2019
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Corporates - Non-Investment Grade	$22,790,406	$	– 0	–	$	– 0	–	$	– 0	–	$22,790,406
Governments - Treasuries	18,238,907		– 0	–		– 0	–		– 0	–	18,238,907
Emerging Markets - Sovereigns	2,436,458		– 0	–		– 0	–		– 0	–	2,436,458
Emerging Markets - Corporate Bonds	8,191,624		– 0	–		– 0	–		– 0	–	8,191,624

Total	$51,657,395	$	– 0	–	$	– 0	–	$	– 0	–	$51,657,395

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate market value of these securities amounted to $2,310,112,108 or 40.9% of net assets.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Fair valued by the Adviser.
(e)	Illiquid security.
(f)	Non-income producing security.
(g)	Defaulted.
(h)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2019.
(i)	Defaulted matured security.
(j)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.60% of net assets as of July 31, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-4, Class PT 8.249%, 5/15/43	3/27/18	$4,813,175	$4,749,336	0.08%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT
8.142%, 3/16/43	3/07/18	$1,147,405	$1,133,798	0.02%
Exide Technologies
7.25%, 4/30/27	4/30/15	24,326,599	6,038,631	0.10%
Exide Technologies
11.00%, 10/31/24	4/30/15	27,388,436	24,084,645	0.43%
Fideicomiso PA Pacifico Tres
7.00%, 1/15/35	3/04/16	10,666,944	12,042,194	0.21%
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2
7.766%, 10/25/25	9/18/15	7,717,124	8,725,567	0.15%
K2016470219 South Africa Ltd.
3.00%, 12/31/22	1/31/17	5,743,675	38,626	0.00%
K2016470260 South Africa Ltd.
25.00%, 12/31/22	1/31/17	1,932,875	40,161	0.00%
Liberty Tire Recycling LLC
9.50%, 1/15/23	1/03/18	963,171	963,171	0.02%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	5/15/13	12,955,187	161	0.00%
Petroleos de Venezuela SA
6.00%, 11/15/26	4/22/14	3,368,430	700,000	0.01%
SoFi Consumer Loan Program LLC Series 2016-1, Class R
Zero Coupon, 8/25/25	9/18/17	2,419,699	1,988,484	0.04%
SoFi Consumer Loan Program LLC Series 2016-5, Class R
Zero Coupon, 9/25/28	9/18/17	3,881,020	1,168,220	0.02%
SoFi Consumer Loan Program LLC Series 2017-2, Class R
Zero Coupon, 2/25/26	9/18/17	3,354,257	1,201,990	0.02%
SoFi Consumer Loan Program LLC Series 2017-3, Class R
Zero Coupon, 5/25/26	9/18/17	6,200,880	2,465,120	0.04%
SoFi Consumer Loan Program LLC Series 2017-5, Class R1
Zero Coupon, 9/25/26	9/18/17	8,413,600	3,481,168	0.06%
SoFi Consumer Loan Program Trust Series 2018-1, Class R1
Zero Coupon, 2/25/27	2/01/18	11,354,951	7,040,344	0.12%
Terraform Global Operating LLC
6.125%, 3/01/26	2/08/18	2,074,000	2,095,470	0.04%
Tonon Luxembourg SA
6.50%, 10/31/24	5/03/19	6,072,956	102,909	0.00%
Venezuela Government International Bond
7.65%, 5/07/28	4/10/14	4,606,466	929,040	0.02%
Venezuela Government International Bond
9.00%, 5/07/28	4/10/14	139,880	75,320	0.00%
Venezuela Government International Bond
9.25%, 5/07/28	4/10/14	1,239,174	210,000	0.00%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	10/15/12	8,550,341	532,726	0.01%
Virgolino de Oliveira Finance SA
10.875%, 1/13/20	10/15/12	2,486,550	448,125	0.01%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	10/15/12	11,383,331	341,176	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
7.766%, 11/25/25	9/28/15	$5,036,309	$5,653,148	0.10%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
7.766%, 11/25/25	9/28/15	3,142,126	3,613,019	0.06%
YPF SA
16.50%, 5/09/22	7/25/17	3,744,646	947,000	0.02%

(k)	Convertible security.
(l)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
CHC Group LLC	3/10/17	$18,385,445	$12,766	0.00%
CHC Group LLC/CHC Finance Ltd. Series AI
Zero Coupon, 10/01/20	3/10/17	13,448,553	4,251,056	0.08%
Monitronics International, Inc.
9.125%, 04/01/20	1/16/18	6,121,007	351,577	0.01%
Mt. Logan Re Ltd. (Preference Shares) (Series 4)	4/01/15	25,000,000	24,434,755	0.43%
Mt. Logan Re Ltd. (Preference Shares)	12/30/14	12,695,000	12,172,187	0.22%

(m)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(n)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2019.
(o)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open exchange-traded derivatives.
(p)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(q)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(r)	Inverse interest only security.
(s)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at July 31, 2019.
(t)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(u)

This position represents unfunded or partially unfunded loan commitments. Investments in unfunded loan commitments obligate the Fund to fund these commitments at the borrower’s discretion. At period end, the market value and unrealized gain of these unfunded loan commitments amounted to $140,767 and $1,619, respectively. The coupon rate will be determined at the time of funding and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(v)	IO - Interest Only.
(w)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(x)	Affiliated investments.
(y)	The rate shown represents the 7-day yield as of period end.
(z)

As of July 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $306,053,435 and gross unrealized depreciation of investments was $(403,661,694), resulting in net unrealized depreciation of $(97,608,259).

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
COP	-	Colombian Peso
DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NGN	-	Nigerian Naira
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
BADLAR	-	Argentina Deposit Rates Badlar Private Banks
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
H15T	-	U.S. Treasury Yield Curve Rate T Note Constant Maturity
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust

Country Breakdown1

July 31, 2019 (unaudited)

55.9%	United States
4.6%	Brazil
3.5%	Indonesia
2.3%	United Kingdom
1.8%	France
1.6%	Canada
1.4%	Luxembourg
1.3%	Netherlands
1.1%	Spain
1.1%	Turkey
1.0%	Colombia
1.0%	Switzerland
1.0%	Russia
17.7%	Other
4.7%	Short-Term

100.0%	Total Investments

[1]

All data are as of July 31, 2019. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.9% or less in the following countries: Angola, Argentina, Australia, Bahamas, Bahrain, Bermuda, Cameroon, Cayman Islands, Chile, China, Denmark, Dominican Republic, Ecuador, Egypt, El Salvador, Finland, Gabon, Germany, Ghana, Honduras, Hong Kong, India, Iraq, Ireland, Italy, Ivory Coast, Jamaica, Jersey (Channel Islands), Kenya, Lebanon, Macau, Malaysia, Mexico, Mongolia, Namibia, Nigeria, Norway, Oman, Senegal, South Africa, Sri Lanka, Sweden, Trinidad & Tobago, Ukraine, Venezuela and Zambia.

AB High Income Fund

July 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2019:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$1,734,023,701		$34,065,142	#	$1,768,088,843
Governments - Treasuries		– 0	–	924,036,720		– 0	–	924,036,720
Emerging Markets - Sovereigns		– 0	–	568,951,049		– 0	–	568,951,049
Corporates - Investment Grade		– 0	–	561,210,582		– 0	–	561,210,582
Collateralized Mortgage Obligations		– 0	–	413,424,658		– 0	–	413,424,658
Bank Loans		– 0	–	280,822,070		38,073,190		318,895,260
Emerging Markets - Corporate Bonds		– 0	–	237,513,324		706,680		238,220,004
Emerging Markets - Treasuries		– 0	–	229,957,717		– 0	–	229,957,717
Common Stocks		58,933,164		12,766		67,855,360	#	126,801,290
Commercial Mortgage-Backed Securities		– 0	–	9,370,886		71,831,335		81,202,221
Asset-Backed Securities		– 0	–	6,994,925		50,145,514		57,140,439
Investment Companies		38,651,200		– 0	–	– 0	–	38,651,200
Quasi-Sovereigns		– 0	–	26,597,429		– 0	–	26,597,429
Preferred Stocks		7,268,527		6,625,400		4,967,032		18,860,959
Inflation-Linked Securities		– 0	–	18,812,743		– 0	–	18,812,743
Local Governments - US Municipal Bonds		– 0	–	11,194,503		– 0	–	11,194,503
Local Governments - Regional Bonds		– 0	–	10,596,664		– 0	–	10,596,664
Collateralized Loan Obligations		– 0	–	– 0	–	4,795,186		4,795,186
Whole Loan Trusts		– 0	–	– 0	–	1,756,341		1,756,341
Warrants		367,680		– 0	–	802,785	#	1,170,465
Rights		– 0	–	– 0	–	35,604		35,604
Short-Term Investments:
Investment Companies		210,586,352		– 0	–	– 0	–	210,586,352
Time Deposits		– 0	–	35,272,412		– 0	–	35,272,412
Governments - Treasuries		– 0	–	25,426,034		– 0	–	25,426,034

Total Investments in Securities		315,806,923		5,100,843,583		275,034,169		5,691,684,675
Other Financial Instruments*:
Assets
Futures		282,297		– 0	–	– 0	–	282,297
Forward Currency Exchange Contracts		– 0	–	25,305,810		– 0	–	25,305,810
Centrally Cleared Credit Default Swaps		– 0	–	73,472,890		– 0	–	73,472,890
Credit Default Swaps		– 0	–	1,339,522		– 0	–	1,339,522
Total Return Swaps		– 0	–	504,854		– 0	–	504,854
Liabilities
Futures		(9,453)		– 0	–	– 0	–	(9,453)
Forward Currency Exchange Contracts		– 0	–	(27,123,580)		– 0	–	(27,123,580)
Centrally Cleared Credit Default Swaps		– 0	–	(26,903,449)		– 0	–	(26,903,449)
Credit Default Swaps		– 0	–	(42,519,233)		– 0	–	(42,519,233)
Reverse Repurchase Agreements		(51,657,395)		– 0	–	– 0	–	(51,657,395)

Total		$264,422,372		$5,104,920,397		$275,034,169		$5,644,376,938

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non-Investment Grade#		Corporates - Investment Grade#			Bank Loans		Emerging Markets - Corporate Bonds
Balance as of 10/31/18	$47,111,514		$	– 0	–	$49,130,245		$1,649,584
Accrued discounts/
(premiums)	116,077			– 0	–	37,842		(558,351)
Realized gain (loss)	(11,924,025)			– 0	–	(1,476,117)		2,453
Change in unrealized appreciation/ depreciation	(12,822,578)			– 0	–	596,391		5,409,143
Purchases/Payups	61,711,245			– 0	–	6,110,710		558,934
Sales/Paydowns	(55,294,608)			– 0	–	(10,543,148)		(6,355,083)
Reclassification	– 0	–		– 0	–	– 0	–	– 0	–
Transfers into level 3	5,167,517			– 0	–	10,151,624		– 0	–
Transfers out of level 3	– 0	–		– 0	–	(15,934,357)		– 0	–

Balance as of 7/31/19	$34,065,142		$	– 0	–	$38,073,190		$706,680

Net change in unrealized appreciation/depreciation from investments held as of 7/31/19**	$(32,224,009)		$	– 0	–	$(137,816)		$(690,122)

	Common Stocks#		Commercial Mortgage- Backed Securities			Asset-Backed Securities		Preferred Stocks
Balance as of 10/31/18	$65,977,012			$74,055,425		$78,619,165		$4,653,555
Accrued discounts/
(premiums)	– 0	–		162,118		156,420		– 0	–
Realized gain (loss)	1,283,149			327,980		(6,622,707)		106,706
Change in unrealized appreciation/depreciation	(13,879,459)			2,090,173		(5,930,850)		– 0	–
Purchases	16,709,860			6,385,685		6,274,417		313,477
Sales/Paydowns	(2,235,202)			(11,190,046)		(22,350,931)		(106,706)
Reclassification	– 0	–		– 0	–	– 0	–	– 0	–
Transfers into level 3	– 0	–		– 0	–	– 0	–	– 0	–
Transfers out of level 3	– 0	–		– 0	–	– 0	–	– 0	–

Balance as of 7/31/19	$67,855,360			$71,831,335		$50,145,514		$4,967,032

Net change in unrealized appreciation/depreciation from investments held as of 7/31/19**	$(12,625,530)			$2,160,659		$(8,662,816)		$ – 0	–

	Inflation-Linked Securities		Collateralized Loan Obligations			Whole Loan Trusts		Warrants#
Balance as of 10/31/18	$11,624,574			$8,554,124		$4,186,220		$646,176
Accrued discounts/
(premiums)	– 0	–		3,774		4,207		– 0	–
Realized gain (loss)	– 0	–		405,754		(2,788,790)		– 0	–
Change in unrealized appreciation/depreciation	– 0	–		(718,466)		1,881,823		156,609
Purchases	– 0	–		– 0	–	– 0	–	– 0	–
Sales	– 0	–		(3,450,000)		(1,527,119)		– 0	–
Reclassification	– 0	–		– 0	–	– 0	–	– 0	–
Transfers into level 3	– 0	–		– 0	–	– 0	–	– 0	–
Transfers out of level 3	$(11,624,574)			– 0	–	– 0	–	– 0	–

Balance as of 7/31/19	$ – 0	–		$4,795,186		$1,756,341		$802,785

Net change in unrealized appreciation/depreciation from investments held as of 7/31/19**	$ – 0	–		$(306,729)		$(571,241)		$157,509

Rights	Total
Balance as of 10/31/18	$35,925	$346,243,519
Accrued discounts/
(premiums)	– 0	–	(77,913)
Realized gain (loss)	– 0	–	(20,685,597)
Change in unrealized appreciation/depreciation	(321)	(23,217,535)
Purchases/Payups	– 0	–	98,064,328
Sales/Paydowns	– 0	–	(113,052,843)
Reclassification	– 0	–	– 0	–
Transfers into level 3	– 0	–	15,319,141
Transfers out of level 3	– 0	–	(27,558,931)

Balance as of 7/31/19	$35,604	$275,034,169	+

Net change in unrealized appreciation/depreciation from investments held as of 7/31/19**	$(321)	$(52,900,416)

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at July 31, 2019. Securities priced (i) by the third party vendors or (ii) by brokers, are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/19			Valuation Technique	Unobservable Input	Input
Corporates—Non-Investment Grade		$1,899,638		Recovery Analysis	Collateral Value	$100.00 / N/A
		$963,171		Qualitative Assessment	Par Value	$100.00 / N/A
	$	– 0	–	Qualitative Assessment		$0.00 / N/A

$2,862,809

Common Stocks		$24,434,755		Market Approach	NAV Equivalent	$977.39 / N/A
		$12,172,187		Market Approach	NAV Equivalent	$958.82 / N/A
		$4,467,126		Market Approach	EBITDA* Projection	$530mm / N/A
					EBITDA* Multiples	16.4X / N/A
		$1,317,288		Market Approach	EBITDA* Projection	$48.8 mm / N/A
					EBITDA* Multiples	6.7X – 8.7X / 7.7X
		$195,195		Market Approach	EBITDA* Projection	$70mm / N/A
					EBITDA* Multiples	4.8X / NA
		$51,065		Market Approach	EBITDA* Projection	$50.6 mm / N/A
					EBITDA* Multiples	2.1X – 4.1X / 3.1X
	$	– 0	–	Qualitative Assessment		$0.00 / N/A

$42,637,616

Preferred Stocks		$4,967,032		Market Approach	EBITDA* Projection	$530mm / N/A
					EBITDA* Multiples	16.4X / N/A
Whole Loan Trusts		$1,435,611		Recovery Analysis	Cumulative Loss	<20% / N/A
		$320,730		Discounted Cash Flow	Cash Flow Yield	100.00% / NA

$1,756,341

Warrants		$802,785		Option Pricing Model	Exercise Price	$4.74 / N/A

*	Earnings Before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Collateral Value, NAV Equivalent, EBITDA projections, EBITDA Multiples and Exercise Price in isolation would be expected to result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in Cumulative Loss and Cash Flow Yield in isolation would be expected to result in a significant lower (higher) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2019 is as follows:

Fund	Market Value 10/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$45,179	$2,119,478	$1,954,071	$210,586	$4,294